UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 — November 30, 2011

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

70.5%		U.S. Government and Government Agencies	229,488,965	233,150,181
7.4%		Foreign Securities	24,359,022	24,617,503
21.5%		Corporate Bonds	70,806,712	71,055,412
0.2%		Municipal Bonds	485,036	502,255
0.6%		Other Investment Company	1,963,601	1,963,601

100.2%		Total Investments	327,103,336	331,288,952
(0	.2)%	Other Assets and Liabilities, Net		(785,161)

100.0%		Net Assets		330,503,791

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 70.5% of net assets

U.S. Government Agency Guaranteed 0.4%
JPMorgan Chase & Co., (FDIC Insured)
2.13%, 12/26/12 (d)	1,250,000	1,277,391

U.S. Government Agency Securities 13.3%
Fannie Mae
0.75%, 02/26/13	1,000,000	1,006,122
1.50%, 06/26/13	1,500,000	1,528,177
0.50%, 08/09/13	2,000,000	2,005,268
1.00%, 09/23/13	2,500,000	2,527,582
0.55%, 10/18/13	3,000,000	3,002,079
0.75%, 12/06/13	500,000	500,850
2.75%, 02/05/14	250,000	261,872
0.85%, 10/24/14 (b)	750,000	750,998
2.63%, 11/20/14	1,000,000	1,059,248
0.75%, 12/19/14	750,000	749,555
2.38%, 04/11/16	2,000,000	2,098,462
1.25%, 09/28/16	2,000,000	1,988,326
Federal Farm Credit Bank
1.75%, 02/21/13	1,000,000	1,016,667
0.62%, 05/01/14	1,000,000	1,000,488
Federal Home Loan Bank
3.63%, 05/29/13	1,000,000	1,049,017
1.88%, 06/21/13	1,500,000	1,535,799
1.40%, 07/12/13 (b)	750,000	750,878
3.63%, 10/18/13	1,500,000	1,589,833
0.38%, 11/27/13	1,000,000	999,035
5.50%, 08/13/14	3,000,000	3,393,996
Freddie Mac
0.63%, 12/28/12	1,500,000	1,506,405
3.50%, 05/29/13	1,000,000	1,047,317
3.75%, 06/28/13	1,000,000	1,054,461
0.38%, 10/30/13	1,000,000	998,826
3.00%, 07/28/14	1,500,000	1,595,058
1.00%, 07/30/14	2,000,000	2,016,092
1.00%, 08/27/14	500,000	505,038
0.75%, 10/17/14	250,000	249,944
1.50%, 12/16/14 (b)	1,500,000	1,500,650
1.75%, 09/10/15	500,000	514,970
2.25%, 12/21/15 (b)	1,000,000	1,001,162
2.50%, 05/27/16	2,000,000	2,110,836
2.00%, 08/25/16	1,000,000	1,032,312

		43,947,323

U.S. Treasury Obligations 56.8%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,738,438
U.S. Treasury Notes
0.63%, 12/31/12	2,000,000	2,010,078
3.63%, 12/31/12	1,000,000	1,037,500
1.38%, 01/15/13	2,100,000	2,128,547
0.63%, 01/31/13	4,000,000	4,021,252
2.88%, 01/31/13	2,000,000	2,063,204
1.38%, 02/15/13	2,500,000	2,536,327
0.63%, 02/28/13	3,000,000	3,016,992
2.75%, 02/28/13	1,500,000	1,548,165
0.75%, 03/31/13	2,000,000	2,015,156
1.75%, 04/15/13	1,000,000	1,021,406
0.63%, 04/30/13	1,000,000	1,006,172
3.13%, 04/30/13	1,200,000	1,249,547
1.38%, 05/15/13	2,000,000	2,033,750
0.50%, 05/31/13	5,500,000	5,524,277
3.50%, 05/31/13	2,500,000	2,622,755
3.38%, 06/30/13	1,000,000	1,049,883
0.38%, 07/31/13	1,000,000	1,002,461
3.38%, 07/31/13	1,000,000	1,052,383
0.75%, 08/15/13	7,500,000	7,565,625
4.25%, 08/15/13	2,000,000	2,136,562
0.13%, 08/31/13	3,000,000	2,994,258
3.13%, 08/31/13	2,500,000	2,625,685
0.75%, 09/15/13	2,250,000	2,270,392
0.13%, 09/30/13	7,000,000	6,985,237
3.13%, 09/30/13	2,000,000	2,105,470
0.50%, 10/15/13	4,000,000	4,018,440
0.50%, 11/15/13	3,000,000	3,013,476
2.00%, 11/30/13	2,000,000	2,068,906
0.75%, 12/15/13	500,000	504,922
1.50%, 12/31/13	2,000,000	2,051,562
4.00%, 02/15/14	1,000,000	1,081,406
1.25%, 03/15/14	2,250,000	2,298,868
1.75%, 03/31/14	2,000,000	2,067,656
1.25%, 04/15/14	150,000	153,352
1.88%, 04/30/14	1,000,000	1,037,422
1.00%, 05/15/14	700,000	711,649
2.25%, 05/31/14	5,000,000	5,238,280

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.63%, 06/30/14	1,250,000	1,323,243
0.63%, 07/15/14	500,000	503,672
0.50%, 08/15/14	4,700,000	4,718,358
2.38%, 08/31/14	2,475,000	2,610,160
0.25%, 09/15/14	10,500,000	10,468,825
2.38%, 09/30/14	1,600,000	1,689,750
0.50%, 10/15/14	7,500,000	7,525,785
2.38%, 10/31/14	1,000,000	1,057,422
0.38%, 11/15/14	3,000,000	2,998,125
2.13%, 11/30/14	1,000,000	1,051,094
2.25%, 01/31/15	5,425,000	5,733,970
2.38%, 02/28/15	3,125,000	3,317,141
2.50%, 04/30/15	2,500,000	2,668,945
2.13%, 05/31/15	2,500,000	2,638,087
1.88%, 06/30/15	2,350,000	2,459,790
1.75%, 07/31/15	1,500,000	1,563,984
1.25%, 09/30/15	1,000,000	1,024,063
1.25%, 10/31/15	10,000,000	10,232,030
1.38%, 11/30/15	1,000,000	1,028,203
2.13%, 12/31/15	750,000	794,180
2.00%, 01/31/16	335,000	352,771
2.13%, 02/29/16	1,000,000	1,058,516
2.63%, 02/29/16	750,000	809,590
2.25%, 03/31/16	1,000,000	1,064,610
2.38%, 03/31/16	1,500,000	1,603,828
2.00%, 04/30/16	2,000,000	2,106,876
1.75%, 05/31/16	4,000,000	4,167,812
3.25%, 05/31/16	1,000,000	1,108,906
1.50%, 06/30/16	3,500,000	3,604,454
1.50%, 07/31/16	1,100,000	1,132,055
1.00%, 08/31/16	4,500,000	4,524,610
3.00%, 08/31/16	1,000,000	1,099,141
1.00%, 09/30/16	2,000,000	2,009,220
1.00%, 10/31/16	6,250,000	6,272,462
0.88%, 11/30/16	1,000,000	996,328

		187,925,467

Total U.S. Government and Government Agencies
(Cost $229,488,965)		233,150,181

Foreign Securities 7.4% of net assets

Foreign Agencies 2.3%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	575,000	600,448
2.25%, 05/28/15	175,000	183,739

		784,187

Cayman Islands 0.0%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	113,500

Germany 1.3%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	400,000	405,807
1.38%, 07/15/13 (e)	350,000	353,471
1.38%, 01/13/14 (e)	725,000	731,209
2.63%, 03/03/15 (e)	850,000	898,371
2.63%, 02/16/16 (e)	725,000	758,684
2.00%, 06/01/16 (e)	950,000	982,314

		4,129,856

Japan 0.3%
Japan Finance Corp.
2.25%, 07/13/16	1,000,000	1,030,137

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	650,000	689,000

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	200,000	222,823
5.88%, 01/14/15	250,000	268,933
Korea Development Bank
5.30%, 01/17/13	175,000	181,029

		672,785

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	207,479

		7,626,944

Foreign Local Government 0.8%

Canada 0.8%
Hydro Quebec
2.00%, 06/30/16	400,000	406,862
Province of British Columbia
4.30%, 05/30/13	475,000	502,039
Province of Ontario
1.38%, 01/27/14	450,000	454,692
4.10%, 06/16/14	350,000	378,667
1.88%, 09/15/15	550,000	561,556
2.30%, 05/10/16	300,000	309,479

		2,613,295

Sovereign 0.9%

Brazil 0.2%
Federative Republic of Brazil
10.25%, 06/17/13	550,000	624,250

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	500,000	525,798

Italy 0.0%
Republic of Italy
4.75%, 01/25/16	100,000	88,474

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	425,000	482,375

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	400,000	463,600

Republic of Korea 0.2%
Republic of Korea
4.88%, 09/22/14	750,000	812,019

		2,996,516

Supranational 3.4%
Asian Development Bank
1.63%, 07/15/13	600,000	610,967
2.75%, 05/21/14	150,000	157,491
2.63%, 02/09/15	525,000	553,932

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
European Bank for Reconstruction & Development
1.63%, 09/03/15	600,000	608,445
European Investment Bank
1.88%, 06/17/13	1,200,000	1,214,485
3.13%, 06/04/14	650,000	678,516
1.13%, 08/15/14	300,000	298,037
1.63%, 09/01/15	1,300,000	1,296,331
2.50%, 05/16/16	750,000	769,769
5.13%, 09/13/16	750,000	857,655
Inter-American Development Bank
3.00%, 04/22/14	850,000	898,753
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,050,000	1,075,019
2.38%, 05/26/15	750,000	791,569
2.13%, 03/15/16	850,000	889,448
Nordic Investment Bank
3.63%, 06/17/13	650,000	680,331

		11,380,748

Total Foreign Securities
(Cost $24,359,022)		24,617,503

Corporate Bonds 21.5% of net assets

Finance 9.1%

Banking 6.6%
American Express Bank FSB
5.50%, 04/16/13	500,000	523,216
American Express Credit Corp.
2.80%, 09/19/16	500,000	495,359
Bank of America Corp.
7.38%, 05/15/14	350,000	352,780
4.50%, 04/01/15	1,050,000	976,834
Bank of Nova Scotia
3.40%, 01/22/15	275,000	288,683
2.05%, 10/07/15	300,000	300,559
Barclays Bank PLC
5.20%, 07/10/14	500,000	518,229
BB&T Corp.
3.38%, 09/25/13	200,000	207,456
5.20%, 12/23/15	175,000	188,269
3.20%, 03/15/16	100,000	103,422
BNP Paribas
3.25%, 03/11/15	200,000	187,901
3.60%, 02/23/16	300,000	281,702
Capital One Financial Corp.
7.38%, 05/23/14	150,000	164,129
2.13%, 07/15/14	250,000	246,440
Citigroup, Inc.
5.50%, 04/11/13	400,000	409,859
5.13%, 05/05/14	700,000	716,114
5.00%, 09/15/14	350,000	350,395
4.75%, 05/19/15	150,000	150,903
4.70%, 05/29/15	150,000	151,858
3.95%, 06/15/16	575,000	564,568
Credit Suisse USA, Inc.
5.00%, 05/15/13	100,000	103,079
5.50%, 08/15/13	600,000	623,875
5.13%, 08/15/15	500,000	525,618
Deutsche Bank AG
4.88%, 05/20/13	550,000	565,164
3.45%, 03/30/15	350,000	352,295
Fifth Third Bancorp
3.63%, 01/25/16	300,000	301,091
HSBC Bank USA
4.63%, 04/01/14	200,000	205,855
JPMorgan Chase & Co.
4.75%, 05/01/13	950,000	994,279
KeyCorp
3.75%, 08/13/15	250,000	255,799
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	500,000	498,738
5.45%, 07/15/14	200,000	197,776
6.05%, 05/16/16	400,000	375,674
Morgan Stanley
5.30%, 03/01/13	550,000	549,438
4.75%, 04/01/14	150,000	144,061
6.00%, 05/13/14	100,000	99,484
2.88%, 07/28/14	525,000	486,903
3.80%, 04/29/16	250,000	220,317
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/49 (a)(b)	275,000	281,915
PNC Funding Corp.
4.25%, 09/21/15	300,000	322,501
Rabobank Nederland
1.85%, 01/10/14	275,000	276,247
Royal Bank of Canada
2.63%, 12/15/15	300,000	306,881
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	389,584
State Street Corp.
2.88%, 03/07/16	450,000	461,731
The Bank of New York Mellon Corp.
4.30%, 05/15/14	200,000	214,274
2.95%, 06/18/15	450,000	466,882
The Goldman Sachs Group, Inc.
6.00%, 05/01/14	100,000	102,615
5.13%, 01/15/15	500,000	507,084
5.35%, 01/15/16	475,000	482,334
3.63%, 02/07/16	900,000	848,074
UBS AG
2.25%, 08/12/13	500,000	495,256
US Bancorp
2.00%, 06/14/13	500,000	509,236
2.20%, 11/15/16	250,000	250,814
Wells Fargo & Co.
4.38%, 01/31/13	100,000	103,530
3.75%, 10/01/14	100,000	105,843
5.00%, 11/15/14	375,000	397,686
4.75%, 02/09/15	250,000	263,631
3.68%, 06/15/16 (a)	750,000	785,927
Westpac Banking Corp.
4.20%, 02/27/15	500,000	519,731

		21,769,898

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	300,000	320,613
Jefferies Group, Inc.
5.50%, 03/15/16	65,000	57,363
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	100,173
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	158,760

		636,909

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Finance Company 0.8%
General Electric Capital Corp.
1.88%, 09/16/13	1,100,000	1,109,556
4.38%, 09/21/15	250,000	267,807
5.00%, 01/08/16	325,000	349,468
3.35%, 10/17/16	250,000	253,260
HSBC Finance Corp.
4.75%, 07/15/13	300,000	307,241
5.00%, 06/30/15	400,000	408,776
SLM Corp.
5.38%, 05/15/14	100,000	99,572

		2,795,680

Insurance 1.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	250,000	263,613
American International Group, Inc.
4.25%, 05/15/13 (a)	125,000	124,167
5.05%, 10/01/15	100,000	96,054
4.88%, 09/15/16	350,000	327,892
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	800,000	880,152
Cigna Corp.
2.75%, 11/15/16	500,000	494,537
MetLife, Inc.
2.38%, 02/06/14	325,000	330,492
Principal Financial Group, Inc.
7.88%, 05/15/14	200,000	226,008
Prudential Financial, Inc.
5.10%, 09/20/14	400,000	428,946
Travelers Property Casualty Corp.
5.00%, 03/15/13	500,000	521,736

		3,693,597

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13	250,000	266,308

Real Estate Investment Trust 0.3%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	464,767
Simon Property Group LP
2.80%, 01/30/17	500,000	501,902

		966,669

		30,129,061

Industrial 10.9%

Basic Industry 0.9%
ArcelorMittal USA, Inc.
3.75%, 03/01/16	500,000	464,972
Barrick Gold Corp.
1.75%, 05/30/14	200,000	201,136
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	500,000	500,319
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	153,376
International Paper Co.
5.30%, 04/01/15	150,000	160,438
Monsanto Co.
2.75%, 04/15/16	200,000	210,514
Praxair, Inc.
4.38%, 03/31/14	250,000	268,929
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	300,000	301,194
The Dow Chemical Co.
5.90%, 02/15/15	550,000	609,209

		2,870,087

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	150,000	159,974
1.38%, 09/29/16	100,000	99,749
Bemis Co., Inc.
5.65%, 08/01/14	50,000	54,272
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	304,379
Caterpillar Financial Services Corp.
1.38%, 05/20/14	275,000	279,118
2.05%, 08/01/16	400,000	403,388
CRH America, Inc.
5.30%, 10/15/13	200,000	207,528
General Electric Co.
5.00%, 02/01/13	700,000	731,011
Honeywell International, Inc.
3.88%, 02/15/14	150,000	160,492
John Deere Capital Corp.
4.90%, 09/09/13	350,000	374,408
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	99,529
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	238,060
Tyco International Finance S.A.
6.00%, 11/15/13	200,000	217,549
Waste Management, Inc.
5.00%, 03/15/14	50,000	54,101

		3,383,558

Communications 2.0%
America Movil Sab De CV
2.38%, 09/08/16	250,000	245,407
AT&T, Inc.
4.95%, 01/15/13	400,000	417,734
6.70%, 11/15/13	300,000	331,560
2.50%, 08/15/15	350,000	360,247
CBS Corp.
8.20%, 05/15/14	200,000	227,647
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	350,000	381,018
Comcast Corp.
5.30%, 01/15/14	500,000	540,276
Deutsche Telekom International Finance
5.25%, 07/22/13	250,000	263,672
DIRECTV Holdings LLC
4.75%, 10/01/14	300,000	324,731
3.13%, 02/15/16	300,000	304,671
Embarq Corp.
7.08%, 06/01/16	350,000	370,633
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	178,074
3.65%, 04/30/15	200,000	209,931
Telecom Italia Capital S.A.
5.25%, 11/15/13	350,000	337,017
Telefonica Emisiones S.A.U.
3.73%, 04/27/15	150,000	142,185
3.99%, 02/16/16	275,000	257,871
Time Warner Cable, Inc.
6.20%, 07/01/13	150,000	161,451
3.50%, 02/01/15	150,000	156,381
Verizon Communications, Inc.
5.25%, 04/15/13	650,000	687,437

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.00%, 11/01/16	250,000	247,352
Vodafone Group PLC
4.15%, 06/10/14	175,000	186,788
2.88%, 03/16/16	225,000	231,828

		6,563,911

Consumer Cyclical 1.0%
CVS Caremark Corp.
4.88%, 09/15/14	500,000	548,127
Daimler Finance North America LLC
6.50%, 11/15/13	200,000	217,362
eBay, Inc.
1.63%, 10/15/15	125,000	124,748
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	458,427
McDonald’s Corp.
4.30%, 03/01/13	125,000	130,593
Target Corp.
5.13%, 01/15/13	200,000	209,985
The Walt Disney Co.
0.88%, 12/01/14	150,000	149,832
1.35%, 08/16/16	150,000	149,802
Time Warner, Inc.
3.15%, 07/15/15	400,000	414,258
Toyota Motor Credit Corp.
2.80%, 01/11/16	350,000	360,561
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	369,676
2.80%, 04/15/16	225,000	239,174

		3,372,545

Consumer Non-Cyclical 3.2%
Abbott Laboratories
5.88%, 05/15/16	300,000	351,582
Altria Group, Inc.
4.13%, 09/11/15	1,000,000	1,082,042
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	300,000	323,475
2.88%, 02/15/16	475,000	496,926
Aristotle Holding, Inc.
2.75%, 11/21/14 (c)	250,000	252,750
3.50%, 11/15/16 (c)	750,000	755,798
Diageo Capital PLC
7.38%, 01/15/14	200,000	226,011
General Mills, Inc.
5.25%, 08/15/13	250,000	267,501
Johnson & Johnson
1.20%, 05/15/14	150,000	152,133
2.15%, 05/15/16	200,000	207,502
Kellogg Co.
4.25%, 03/06/13	150,000	155,940
4.45%, 05/30/16	100,000	111,011
Kraft Foods, Inc.
2.63%, 05/08/13	350,000	357,379
McKesson Corp.
5.25%, 03/01/13	100,000	105,309
3.25%, 03/01/16	250,000	264,212
Merck & Co., Inc.
2.25%, 01/15/16	300,000	310,407
Newell Rubbermaid, Inc.
5.50%, 04/15/13	400,000	420,751
Novartis Capital Corp.
4.13%, 02/10/14	350,000	374,922
2.90%, 04/24/15	150,000	157,590
PepsiCo, Inc.
4.65%, 02/15/13	100,000	104,986
0.88%, 10/25/13	450,000	450,555
Pfizer, Inc.
4.50%, 02/15/14	250,000	270,263
5.35%, 03/15/15	200,000	226,257
Philip Morris International, Inc.
2.50%, 05/16/16	200,000	205,274
Procter & Gamble Co.
4.95%, 08/15/14	200,000	222,005
1.80%, 11/15/15	250,000	257,432
Reynolds American, Inc.
7.25%, 06/01/13	150,000	160,969
Safeway, Inc.
6.25%, 03/15/14	200,000	221,004
Sanofi
1.20%, 09/30/14	300,000	301,721
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	201,019
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	500,000	501,524
The Coca-Cola Co.
1.50%, 11/15/15	450,000	454,680
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	253,582
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	200,000	215,040

		10,419,552

Energy 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	559,761
Apache Corp.
6.00%, 09/15/13	250,000	273,370
BP Capital Markets PLC
5.25%, 11/07/13	350,000	375,956
3.13%, 10/01/15	125,000	129,126
2.25%, 11/01/16	100,000	99,810
Chevron Corp.
3.95%, 03/03/14	100,000	107,194
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	275,000	292,347
Encana Corp.
4.75%, 10/15/13	125,000	131,413
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	250,685
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	200,000	223,750
Shell International Finance BV
4.00%, 03/21/14	50,000	53,709
3.10%, 06/28/15	300,000	319,296
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	159,881
Total Capital S.A.
3.00%, 06/24/15	175,000	184,365
2.30%, 03/15/16	100,000	102,510
Transocean, Inc.
4.95%, 11/15/15	100,000	101,503
5.05%, 12/15/16	1,000,000	999,060

		4,363,736

Technology 1.3%
Agilent Technologies, Inc.
2.50%, 07/15/13	425,000	429,300
5.50%, 09/14/15	250,000	272,334
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	105,710
5.50%, 02/22/16	250,000	289,361

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Dell, Inc.
2.30%, 09/10/15	50,000	50,761
Google, Inc.
1.25%, 05/19/14	250,000	253,883
Hewlett-Packard Co.
6.13%, 03/01/14	500,000	549,398
2.13%, 09/13/15	50,000	50,372
Intel Corp.
1.95%, 10/01/16	200,000	202,498
International Business Machines Corp.
6.50%, 10/15/13	675,000	747,803
Microsoft Corp.
1.63%, 09/25/15	400,000	409,628
Oracle Corp.
3.75%, 07/08/14	150,000	162,120
5.25%, 01/15/16	250,000	287,033
Xerox Corp.
5.65%, 05/15/13	350,000	368,305

		4,178,506

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	150,000	168,753
CSX Corp.
6.25%, 04/01/15	250,000	286,622
Ryder System, Inc.
3.15%, 03/02/15	300,000	307,641

		763,016

		35,914,911

Utilities 1.5%

Electric 1.1%
Carolina Power & Light Co.
5.13%, 09/15/13	250,000	268,911
Commonwealth Edison Co.
1.63%, 01/15/14	50,000	50,376
1.95%, 09/01/16 (b)	100,000	99,420
Consumers Energy Co.
5.38%, 04/15/13	250,000	263,944
Dominion Resources, Inc.
1.80%, 03/15/14	250,000	253,568
5.15%, 07/15/15	400,000	448,442
Duke Energy Carolinas LLC
5.75%, 11/15/13	350,000	381,371
Exelon Corp.
4.90%, 06/15/15	400,000	430,411
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	150,000	160,921
3.05%, 03/01/16	150,000	157,122
Pacific Gas & Electric Corp.
6.25%, 12/01/13	300,000	329,194
PSEG Power LLC
5.50%, 12/01/15	150,000	166,507
Southern California Edison Co.
5.75%, 03/15/14	200,000	221,037
The Southern Co.
2.38%, 09/15/15	500,000	511,757

		3,742,981

Natural Gas 0.4%
Energy Transfer Partners LP
8.50%, 04/15/14	250,000	283,166
Enterprise Products Operating LLC
9.75%, 01/31/14	225,000	260,364
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	212,691
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	158,462
Sempra Energy
6.00%, 02/01/13	125,000	131,448
6.50%, 06/01/16	100,000	116,520
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	105,808

		1,268,459

		5,011,440

Total Corporate Bonds
(Cost $70,806,712)		71,055,412

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	475,000	502,255

Total Municipal Bonds
(Cost $485,036)		502,255

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,963,601	1,963,601

Total Other Investment Company
(Cost $1,963,601)		1,963,601

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $327,228,668, and the unrealized appreciation and depreciation were $4,902,172 and ($841,888), respectively, with a net unrealized appreciation of $4,060,284.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,008,548 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$233,150,181	$—	$233,150,181
Foreign Securities(a)	—	24,617,503	—	24,617,503
Corporate Bonds(a)	—	71,055,412	—	71,055,412
Municipal Bonds(a)	—	502,255	—	502,255
Other Investment Company(a)	1,963,601	—	—	1,963,601

Total	$1,963,601	$329,325,351	$—	$331,288,952

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406016NOV11

 7

Schwab Investments
Schwab Premier Income Fund

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

22.4%		Corporate Bonds	96,797,541	97,452,298
38.9%		Mortgage-Backed Securities	164,937,358	169,485,677
2.6%		Commercial Mortgage Backed Securities	10,674,525	11,404,710
24.8%		U.S. Government and Government Agencies	103,455,950	107,987,438
0.2%		Municipal Bonds	789,105	793,034
3.6%		Foreign Securities	15,644,611	15,797,751
0.1%		Preferred Stock	442,614	442,086
1.5%		Other Investment Company	6,342,997	6,342,997
18.0%		Short-Term Investments	78,599,579	78,599,201

112.1%		Total Investments	477,684,280	488,305,192
(1	.2)%	TBA Sale Commitments	(5,492,188)	(5,492,970)
(10	.9)%	Other Assets and Liabilities, Net		(47,354,444)

100.0%		Net Assets		435,457,778

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 22.4% of net assets

Finance 6.2%

Banking 4.3%
American Express Co.
5.50%, 09/12/16	500,000	554,225
Bank of America Corp.
7.38%, 05/15/14	500,000	503,971
5.63%, 10/14/16	750,000	694,061
7.63%, 06/01/19	500,000	488,349
5.00%, 05/13/21	1,000,000	848,369
BNP Paribas
5.00%, 01/15/21	300,000	274,325
Citigroup, Inc.
5.00%, 09/15/14	1,750,000	1,751,977
5.38%, 08/09/20	1,000,000	1,005,428
Credit Suisse USA, Inc.
5.30%, 08/13/19	1,000,000	1,018,638
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	506,574
Fifth Third Bancorp
3.63%, 01/25/16	600,000	602,181
JPMorgan Chase & Co.
4.75%, 05/01/13	1,000,000	1,046,610
3.70%, 01/20/15	700,000	714,726
6.00%, 01/15/18	1,500,000	1,648,784
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	290,979
Morgan Stanley
4.75%, 04/01/14	1,000,000	960,408
5.75%, 01/25/21	1,000,000	895,065
Rabobank Nederland
2.13%, 10/13/15	1,000,000	992,506
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,011,110
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	850,000	800,958
6.15%, 04/01/18	500,000	500,076
Wachovia Corp.
5.75%, 02/01/18	500,000	560,466
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,054,523

		18,724,309

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	300,520

Finance Company 0.6%
Capital One Financial Corp.
4.75%, 07/15/21	500,000	511,802
General Electric Capital Corp.
3.75%, 11/14/14	500,000	522,492
3.35%, 10/17/16	500,000	506,520
5.63%, 05/01/18	1,000,000	1,094,236
5.30%, 02/11/21	250,000	256,469

		2,891,519

Insurance 0.7%
Cigna Corp.
4.00%, 02/15/22	1,000,000	967,053
Lincoln National Corp.
6.25%, 02/15/20	500,000	531,025
Metlife, Inc.
6.75%, 06/01/16	1,000,000	1,137,079
Prudential Financial, Inc.
4.50%, 11/16/21	375,000	364,874

		3,000,031

Real Estate Investment Trust 0.5%
Digital Realty Trust LP
4.50%, 07/15/15	725,000	736,829
Federal Realty Investment Trust
5.95%, 08/15/14	500,000	535,426
Simon Property Group LP
2.80%, 01/30/17	300,000	301,141
Ventas Realty LP
3.13%, 11/30/15	500,000	487,822

		2,061,218

		26,977,597

 1

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Industrial 14.4%

Basic Industry 1.8%
Alcoa, Inc.
6.75%, 07/15/18	500,000	535,212
Arcelormittal
5.38%, 06/01/13	500,000	510,572
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	500,000	504,028
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	500,000	489,589
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17 (b)	2,000,000	2,129,782
Monsanto Co.
2.75%, 04/15/16	400,000	421,029
Rio Tinto Finance (USA) Ltd.
2.50%, 05/20/16	750,000	764,981
The Dow Chemical Co.
7.60%, 05/15/14	500,000	565,657
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (c)	1,000,000	1,009,453
4.95%, 11/15/21 (c)	1,000,000	977,319

		7,907,622

Capital Goods 1.2%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	2,000,000	2,134,938
Caterpillar Financial Services Corp.
1.38%, 05/20/14	250,000	253,744
General Electric Co.
5.25%, 12/06/17	1,000,000	1,119,904
John Deere Capital Corp.
2.95%, 03/09/15	500,000	524,795
Lockheed Martin Corp.
2.13%, 09/15/16	900,000	895,765
Tyco International Finance S.A.
8.50%, 01/15/19	100,000	130,312

		5,059,458

Communications 3.0%
America Movil Sab De CV
2.38%, 09/08/16	750,000	736,219
AT&T, Inc.
6.70%, 11/15/13	1,000,000	1,105,200
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18	1,000,000	1,331,707
Comcast Cable Communications LLC
8.88%, 05/01/17	1,000,000	1,277,944
DIRECTV Holdings LLC
7.63%, 05/15/16 (b)	2,000,000	2,134,508
France Telecom S.A.
4.13%, 09/14/21	1,000,000	977,122
NBCUniversal Media LLC
4.38%, 04/01/21	500,000	512,684
Qwest Corp.
3.60%, 06/15/13 (a)	1,000,000	1,007,500
8.38%, 05/01/16	500,000	569,375
Time Warner Cable, Inc.
4.00%, 09/01/21	1,000,000	979,020
Verizon Communications, Inc.
1.25%, 11/03/14	1,000,000	999,627
4.60%, 04/01/21	500,000	542,369
3.50%, 11/01/21	1,000,000	997,076

		13,170,351

Consumer Cyclical 2.7%
Ford Motor Credit Co. LLC
3.15%, 01/13/12 (a)	1,000,000	1,002,750
3.88%, 01/15/15	1,500,000	1,471,858
International Game Technology
5.50%, 06/15/20	100,000	103,822
JC Penney Corp., Inc.
9.00%, 08/01/12	1,500,000	1,571,250
Macys Retail Holdings, Inc.
5.90%, 12/01/16	1,000,000	1,112,421
McDonald’s Corp.
2.63%, 01/15/22	600,000	594,205
Nordstrom, Inc.
4.00%, 10/15/21	1,000,000	1,023,662
PACCAR, Inc.
6.88%, 02/15/14	200,000	225,395
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, 05/01/12 (a)	2,000,000	2,057,500
Target Corp.
6.00%, 01/15/18	500,000	605,053
The Walt Disney Co.
0.88%, 12/01/14	850,000	849,050
Time Warner, Inc.
3.15%, 07/15/15	500,000	517,823
4.00%, 01/15/22	500,000	495,288

		11,630,077

Consumer Non-Cyclical 2.3%
AmerisourceBergen Corp.
3.50%, 11/15/21	500,000	500,201
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	500,000	623,813
Aristotle Holding, Inc.
2.75%, 11/21/14 (c)	250,000	252,750
4.75%, 11/15/21 (c)	1,000,000	1,012,251
HJ Heinz Co.
5.35%, 07/15/13	1,000,000	1,069,689
PepsiCo, Inc.
7.90%, 11/01/18	107,000	142,034
Philip Morris International, Inc.
5.65%, 05/16/18	500,000	582,074
Reynolds American, Inc.
7.63%, 06/01/16	1,000,000	1,191,541
Sanofi
1.20%, 09/30/14	700,000	704,017
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	750,000	753,157
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,031,917
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	507,164
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	500,000	537,599
6.13%, 08/15/19	1,000,000	1,154,153

		10,062,360

Energy 2.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	2,000,000	2,295,032
BP Capital Markets PLC
2.25%, 11/01/16	900,000	898,288
3.56%, 11/01/21	500,000	506,080
ConocoPhillips
6.00%, 01/15/20	600,000	731,375
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	250,686

2

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.13%, 03/01/21	1,000,000	1,020,580
Occidental Petroleum Corp.
4.10%, 02/01/21	250,000	274,702
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	2,000,000	2,237,500
Statoil ASA
3.13%, 08/17/17	750,000	787,000
Transocean, Inc.
6.38%, 12/15/21	1,000,000	999,460

		10,000,703

Technology 0.8%
Google, Inc.
2.13%, 05/19/16	1,000,000	1,033,005
Oracle Corp.
3.88%, 07/15/20 (c)	500,000	537,098
Seagate Technology International
10.00%, 05/01/14 (c)	483,000	550,620
Xerox Corp.
5.63%, 12/15/19	1,250,000	1,350,409

		3,471,132

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	100,000	112,502
3.60%, 09/01/20	250,000	257,659
ERAC USA Finance LLC
2.25%, 01/10/14 (c)	575,000	573,485
Union Pacific Corp.
5.75%, 11/15/17	200,000	235,465

		1,179,111

		62,480,814

Utilities 1.8%

Electric 0.9%
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	352,630
1.95%, 09/01/16	350,000	347,969
Dominion Resources, Inc.
6.40%, 06/15/18	1,000,000	1,204,470
Duke Energy Corp.
5.05%, 09/15/19	500,000	561,573
Nevada Power Co.
7.13%, 03/15/19	500,000	619,334
Pacific Gas & Electric Co.
3.50%, 10/01/20	500,000	515,514
The Southern Co.
2.38%, 09/15/15	500,000	511,757

		4,113,247

Natural Gas 0.9%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	288,187
Energy Transfer Partners LP
8.50%, 04/15/14	500,000	566,332
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	519,562
Kinder Morgan Energy Partners LP
5.63%, 02/15/15	300,000	329,579
Sempra Energy
1.11%, 03/15/14 (a)	1,500,000	1,496,488
TransCanada PipeLines Ltd.
3.40%, 06/01/15	500,000	529,040
Williams Partners LP
4.13%, 11/15/20	150,000	151,452

		3,880,640

		7,993,887

Total Corporate Bonds
(Cost $96,797,541)		97,452,298

Mortgage-Backed Securities 38.9% of net assets

Collateralized Mortgage Obligations 2.0%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	97,077	98,734
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	129,955	130,150
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	1,196,701	1,217,709
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	2,061,721	2,110,456
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	2,823	2,817
Series 2003-8 Class 3A2
0.66%, 09/25/33 (a)(b)	12,750	12,730
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	728,866	761,203
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	86,109	88,081
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)	2,586,994	2,586,018
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	15,584	15,572
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	1,502,315	1,504,871
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	246,895	246,969

		8,775,310

U.S. Government Agency Mortgages 36.9%
Fannie Mae
4.86%, 11/01/12 (b)	363,465	369,234
6.00%, 02/01/15 to 07/01/37 (b)	11,314,995	12,416,384
7.00%, 11/15/16 to 01/01/35 (b)	671,214	765,692
4.50%, 08/01/18 to 09/01/19 (b)	571,255	605,760
6.50%, 12/01/19 to 08/01/26 (b)	585,426	640,422
5.50%, 10/01/22 to 05/01/27 (b)	4,538,267	4,960,292
5.00%, 08/01/23 to 02/01/31 (b)	8,486,303	9,148,687
4.00%, 10/25/31 (b)	933,347	938,354
Fannie Mae TBA
3.50%, 01/18/27 to 01/12/42 (b)	7,500,000	7,751,484
4.00%, 01/18/27 to 01/12/42 (b)	12,000,000	12,519,375
4.50%, 01/12/42 (b)	14,000,000	14,785,313
5.00%, 01/12/42 (b)	500,000	536,719
Freddie Mac
4.50%, 01/01/13 to 06/01/19 (b)	683,698	700,208
6.50%, 10/01/13 to 04/01/26 (b)	937,016	1,032,686

 3

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.00%, 06/01/16 to 08/01/22 (b)	547,525	597,063
3.75%, 11/15/17 (b)	902,626	914,313
5.50%, 02/01/23 to 10/01/33 (b)	12,421,062	13,479,460
5.00%, 01/01/24 (b)	1,093,662	1,187,380
4.00%, 10/01/40 (b)	1,580,688	1,647,373
Freddie Mac TBA
4.00%, 01/18/27 to 01/12/42 (b)	6,500,000	6,762,890
4.50%, 01/12/42 (b)	6,000,000	6,311,250
Ginnie Mae
4.00%, 12/15/24 to 11/15/40 (b)	6,421,853	6,863,287
7.63%, 08/15/28 (b)	174,801	191,277
7.38%, 09/15/28 to 02/15/30 (b)	446,262	521,644
7.13%, 02/15/29 to 03/15/29 (b)	279,781	324,756
7.00%, 04/15/29 to 05/15/29 (b)	306,862	355,763
7.25%, 04/15/29 (b)	45,439	52,969
5.50%, 02/15/33 to 08/20/34 (b)	12,615,507	14,179,177
5.00%, 02/20/33 to 11/15/34 (b)	23,568,031	26,094,472
4.50%, 09/20/41 to 11/20/41 (b)	7,973,048	8,670,511
Ginnie Mae TBA
3.50%, 01/23/42 (b)	500,000	516,953
4.00%, 01/23/42 (b)	500,000	531,719
4.50%, 01/23/42 (b)	4,000,000	4,337,500

		160,710,367

Total Mortgage-Backed Securities
(Cost $164,937,358)		169,485,677

Commercial Mortgage Backed Securities 2.6% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	520,542	520,445
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,294,837
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 07/15/44 (a)(b)	2,905,000	3,027,369
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,059,691
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	182,426	183,471
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,875,000	1,887,062
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	94,358
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	545,605	556,279
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	760,000	781,198

Total Commercial Mortgage Backed Securities
(Cost $10,674,525)		11,404,710

U.S. Government and Government Agencies 24.8% of net assets

U.S. Government Agency Securities 4.4%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,059,248
1.63%, 10/26/15	7,000,000	7,148,470
2.38%, 04/11/16	2,000,000	2,098,462
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,065,509
Freddie Mac
2.50%, 05/27/16	7,500,000	7,915,635

		19,287,324

U.S. Treasury Obligations 20.4%
U.S. Treasury Notes
1.00%, 01/15/14	2,000,000	2,030,312
1.00%, 05/15/14	2,100,000	2,134,946
0.63%, 07/15/14	4,300,000	4,331,579
2.63%, 07/31/14	1,600,000	1,696,250
2.38%, 09/30/14	1,850,000	1,953,774
2.38%, 10/31/14	3,400,000	3,595,235
2.00%, 04/30/16	5,000,000	5,267,190
1.75%, 05/31/16	4,600,000	4,792,984
1.50%, 06/30/16	8,500,000	8,753,674
1.50%, 07/31/16	2,550,000	2,624,309
1.00%, 08/31/16	4,850,000	4,876,525
3.25%, 12/31/16	2,000,000	2,224,220
2.38%, 07/31/17	5,300,000	5,656,510
1.88%, 10/31/17	3,000,000	3,111,093
2.88%, 03/31/18	2,000,000	2,189,220
2.38%, 05/31/18	5,000,000	5,305,080
1.75%, 10/31/18	4,250,000	4,318,731
3.75%, 11/15/18	5,000,000	5,753,125
3.50%, 05/15/20	4,500,000	5,103,985
2.63%, 11/15/20	2,000,000	2,117,500
3.13%, 05/15/21	8,750,000	9,605,181
2.13%, 08/15/21	1,250,000	1,258,691

		88,700,114

Total U.S. Government and Government Agencies
(Cost $103,455,950)		107,987,438

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	750,000	793,034

Total Municipal Bonds
(Cost $789,105)		793,034

Foreign Securities 3.6% of net assets

Foreign Agencies 1.1%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	1,000,000	1,044,257

Cayman Islands 0.3%
Petrobras International Finance Co.
5.88%, 03/01/18	1,000,000	1,066,708

Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14	1,500,000	1,582,722

4

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	530,000
5.50%, 01/21/21	500,000	533,750

		1,063,750

		4,757,437

Foreign Local Government 0.3%

Canada 0.3%
Hydro Quebec
2.00%, 06/30/16	700,000	712,008
Province of British Columbia Canada
2.85%, 06/15/15	500,000	531,638

		1,243,646

Sovereign 0.8%

Brazil 0.1%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	577,000

Mexico 0.3%
United Mexican States
5.13%, 01/15/20	1,200,000	1,348,800

Republic of Korea 0.4%
Republic of Korea
5.13%, 12/07/16	1,500,000	1,672,735

		3,598,535

Supranational 1.4%
European Investment Bank
3.13%, 06/04/14	2,500,000	2,609,675
2.50%, 05/16/16	2,000,000	2,052,716
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,500,000	1,535,742

		6,198,133

Total Foreign Securities
(Cost $15,644,611)		15,797,751

	Number	Value
Security	of Shares	($)

Preferred Stock 0.1% of net assets

DTE Energy Trust II	17,620	442,086

Total Preferred Stock
(Cost $442,614)		442,086

Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,342,997	6,342,997

Total Other Investment Company
(Cost $6,342,997)		6,342,997

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 18.0% of net assets

U.S. Government Agency Securities 7.7%
Fannie Mae
0.00%, 12/02/11 (d)	4,700,000	4,700,000
0.00%, 12/08/11 (d)	8,900,000	8,899,998
Federal Home Loan Bank
0.02%, 12/23/11 (d)	20,000,000	19,999,756

		33,599,754

U.S. Treasury Obligations 10.3%
U.S. Treasury Bills
0.01%, 12/15/11 (d)	7,000,000	6,999,984
0.02%, 12/22/11 (d)	17,000,000	16,999,841
0.00%, 02/09/12 (d)	21,000,000	20,999,622

		44,999,447

Total Short-Term Investments
(Cost $78,599,579)		78,599,201

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $477,706,562 and the unrealized appreciation and depreciation were $11,867,138 and ($1,268,508), respectively, with a net unrealized appreciation of $10,598,630.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,215,065 or 1.4% of net assets.
(d)	The rate shown is the purchase yield.

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

TBA Sale Commitment 1.2% of net assets

U.S. Government Agency Mortgage 1.2%
Ginnie Mae TBA
5.00%, 01/23/42 (b)	5,000,000	5,492,970

Total TBA Sale Commitments
(Proceeds $5,492,188)		5,492,970

 5

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$97,452,298	$—	$97,452,298
Mortgage-Backed Securities(a)	—	169,485,677	—	169,485,677
Commercial Mortgage Backed Securities	—	11,404,710	—	11,404,710
U.S. Government and Government Agencies(a)	—	107,987,438	—	107,987,438
Municipal Bonds(a)	—	793,034	—	793,034
Foreign Securities(a)	—	15,797,751	—	15,797,751
Preferred Stock	442,086	—	—	442,086
Other Investment Company(a)	6,342,997	—	—	6,342,997
Short-Term Investments(a)	—	78,599,201	—	78,599,201

Total	$6,785,083	$481,520,109	$—	$488,305,192

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($5,492,970)	$—	($5,492,970)

(a)	As categorized in Portfolio Holdings.

6

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406020NOV11

 7

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

32.2%		Mortgage-Backed Securities	287,109,012	301,617,832
19.5%		Corporate Bonds	175,612,528	182,703,242
40.2%		U.S. Government and Government Agencies	354,822,697	377,028,636
2.1%		Commercial Mortgage Backed Securities	17,445,209	19,448,430
0.3%		Asset-Backed Obligations	2,497,717	2,555,014
4.3%		Foreign Securities	38,686,382	40,013,556
0.9%		Municipal Bonds	7,984,788	8,794,887
1.1%		Other Investment Company	10,814,989	10,814,989
4.4%		Short-Term Investments	40,999,832	40,999,499

105.0%		Total Investments	935,973,154	983,976,085
(0	.3)%	TBA Sale Commitments	(2,725,547)	(2,735,079)
(4	.7)%	Other Assets and Liabilities, Net		(44,157,856)

100.0%		Net Assets		937,083,150

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 32.2% of net assets

U.S. Government Agency Mortgages 32.2%
Fannie Mae
5.50%, 12/01/13 to 11/01/38 (b)	31,190,675	34,081,753
5.00%, 12/01/17 to 12/01/39 (b)	25,409,303	27,367,288
4.50%, 04/01/18 to 12/01/39 (b)	27,646,090	29,345,247
4.00%, 07/01/18 to 01/01/41 (b)	20,518,787	21,478,460
6.00%, 09/01/24 to 12/01/37 (b)	14,646,999	16,159,674
3.50%, 03/01/26 to 01/01/31 (b)	2,966,271	3,083,545
6.50%, 08/01/26 to 11/01/37 (b)	6,019,588	6,762,639
1.95%, 03/01/34 (a)(b)	1,234,783	1,290,856
2.16%, 03/01/35 (a)(b)	622,360	648,491
3.15%, 08/01/35 (a)(b)	2,196,829	2,301,048
7.00%, 04/01/37 (b)	1,551,779	1,763,797
3.35%, 04/01/40 (a)(b)	837,462	876,115
Fannie Mae TBA
3.50%, 01/01/27 to 01/01/42 (b)	5,500,000	5,666,563
4.00%, 01/01/27 to 01/01/42 (b)	4,500,000	4,699,452
4.50%, 01/01/27 to 01/01/42 (b)	4,500,000	4,755,547
5.00%, 01/01/42 (b)	1,000,000	1,073,438
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	4,681,391	5,150,185
4.50%, 06/01/19 to 02/01/40 (b)	12,803,881	13,555,159
5.00%, 06/01/23 to 04/01/40 (b)	11,353,422	12,156,024
4.00%, 07/01/24 to 01/01/41 (b)	11,821,442	12,336,171
5.54%, 05/01/37 (a)(b)	1,204,495	1,281,708
3.74%, 11/01/37 (a)(b)	1,901,341	2,011,466
5.50%, 10/01/38 to 10/01/39 (b)	1,299,207	1,407,335
3.00%, 05/01/41 (a)(b)	796,874	830,394
Freddie Mac TBA
3.50%, 01/01/27 to 01/01/42 (b)	5,500,000	5,672,578
4.00%, 01/01/27 to 01/01/42 (b)	3,500,000	3,648,047
4.50%, 01/01/42 (b)	10,000,000	10,518,750
5.00%, 01/01/42 (b)	2,000,000	2,136,251
5.50%, 01/01/42 (b)	1,000,000	1,077,813
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	11,370,848	12,572,898
4.50%, 05/15/24 to 11/20/41 (b)	20,794,193	22,653,029
3.50%, 02/15/26 (b)	468,207	495,740
4.00%, 06/15/26 to 07/20/41 (b)	7,849,185	8,368,531
6.00%, 05/15/32 to 08/15/38 (b)	3,199,343	3,624,265
5.50%, 04/15/33 to 11/15/38 (b)	6,375,512	7,144,265
7.00%, 06/15/33 (b)	367,236	429,331
6.50%, 10/20/37 to 08/15/39 (b)	1,604,751	1,822,872
3.00%, 10/20/40 to 01/20/41 (a)(b)	1,024,753	1,066,965
Ginnie Mae TBA
4.00%, 12/01/41 to 01/01/42 (b)	3,000,000	3,191,953
3.50%, 01/01/42 (b)	500,000	516,953
4.50%, 01/01/42 (b)	1,500,000	1,626,563
5.00%, 01/01/42 (b)	3,500,000	3,845,079
6.00%, 01/01/42 (b)	1,000,000	1,123,594

Total Mortgage-Backed Securities
(Cost $287,109,012)		301,617,832

Corporate Bonds 19.5% of net assets

Finance 6.5%

Banking 4.3%
American Express Bank
7.00%, 03/19/18	300,000	351,674
American Express Bank FSB
5.50%, 04/16/13	750,000	784,824
American Express Credit Co.
7.30%, 08/20/13	375,000	404,906
Bank of America Corp.
4.50%, 04/01/15	400,000	372,127
5.63%, 10/14/16	500,000	462,707
5.65%, 05/01/18	1,000,000	881,380
5.00%, 05/13/21	425,000	360,557
6.00%, 10/15/36	1,000,000	835,176
Bank of Nova Scotia
2.25%, 01/22/13	400,000	405,746
2.38%, 12/17/13	200,000	205,076
3.40%, 01/22/15	100,000	104,976
Barclays Bank PLC
2.50%, 01/23/13	500,000	496,240
5.00%, 09/22/16	450,000	457,078
6.75%, 05/22/19	100,000	106,652
BB&T Capital Trust IV
6.82%, 06/12/57 (a)	500,000	500,625

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BNP Paribas
3.25%, 03/11/15	300,000	281,852
5.00%, 01/15/21	250,000	228,604
Capital One Financial Corp.
6.15%, 09/01/16	250,000	256,893
Citigroup, Inc.
5.50%, 04/11/13	150,000	153,697
6.38%, 08/12/14	1,550,000	1,634,153
4.59%, 12/15/15	600,000	601,698
6.00%, 08/15/17	700,000	729,367
4.50%, 01/14/22	500,000	463,899
6.13%, 08/25/36	550,000	465,586
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,050,000	1,108,875
5.30%, 08/13/19	650,000	662,115
Deutsche Bank AG
3.88%, 08/18/14	800,000	818,790
6.00%, 09/01/17	450,000	501,101
Fifth Third Bancorp
3.63%, 01/25/16	300,000	301,090
8.25%, 03/01/38	200,000	240,666
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	171,225
HSBC Bank USA
5.88%, 11/01/34	1,000,000	935,343
HSBC Holdings PLC
7.63%, 05/17/32	150,000	150,268
JPMorgan Chase & Co.
3.70%, 01/20/15	1,200,000	1,225,244
6.00%, 01/15/18	2,500,000	2,747,972
4.25%, 10/15/20	1,000,000	978,631
5.50%, 10/15/40	100,000	102,978
Key Bank NA
5.80%, 07/01/14	350,000	373,961
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,000,000	997,476
6.88%, 04/25/18	450,000	426,399
6.22%, 09/15/26	200,000	161,382
Morgan Stanley
6.00%, 05/13/14	1,000,000	994,843
5.45%, 01/09/17	1,200,000	1,107,383
5.50%, 07/28/21	1,000,000	873,957
6.25%, 08/09/26	250,000	213,626
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/49 (a)(b)	250,000	256,286
National City Corp.
6.88%, 05/15/19	100,000	114,914
PNC Funding Corp.
4.25%, 09/21/15	600,000	645,002
Rabobank Nederland
2.13%, 10/13/15	200,000	198,501
4.50%, 01/11/21	300,000	313,785
Royal Bank of Canada
2.63%, 12/15/15	500,000	511,468
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	750,000	622,924
6.13%, 01/11/21	250,000	247,071
State Street Corp.
2.88%, 03/07/16	350,000	359,124
The Bank of New York Mellon Corp.
2.95%, 06/18/15	500,000	518,757
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	1,400,000	1,319,226
5.63%, 01/15/17	250,000	242,926
5.95%, 01/18/18	1,000,000	995,120
5.95%, 01/15/27	450,000	418,318
6.75%, 10/01/37	800,000	713,825
UBS AG
3.88%, 01/15/15	950,000	945,076
5.88%, 12/20/17	150,000	155,747
US Bancorp
2.20%, 11/15/16	750,000	752,441
Wachovia Bank NA
4.88%, 02/01/15	500,000	524,942
6.60%, 01/15/38	250,000	273,602
Wells Fargo & Co.
4.38%, 01/31/13	800,000	828,241
5.63%, 12/11/17	1,350,000	1,517,735
Wells Fargo Capital X
5.95%, 12/15/36	200,000	201,376
Westpac Banking Corp.
2.10%, 08/02/13	300,000	302,251
4.20%, 02/27/15	550,000	571,705

		40,189,181

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14	200,000	213,742
5.00%, 12/10/19	300,000	322,203
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	110,313
6.45%, 06/08/27	75,000	59,548
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	150,260
6.70%, 03/04/20	200,000	208,385
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	211,680

		1,276,131

Finance Company 0.7%
Capital One Capital III
7.69%, 08/15/36	350,000	348,688
General Electric Capital Corp.
1.88%, 09/16/13	550,000	554,778
3.75%, 11/14/14	100,000	104,498
5.00%, 01/08/16	1,000,000	1,075,287
3.35%, 10/17/16	250,000	253,260
5.40%, 02/15/17	500,000	546,750
5.63%, 09/15/17	200,000	219,861
5.63%, 05/01/18	650,000	711,254
4.38%, 09/16/20	300,000	297,609
5.30%, 02/11/21	150,000	153,881
6.75%, 03/15/32	600,000	651,050
6.88%, 01/10/39	150,000	167,303
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)	500,000	400,000
HSBC Finance Corp.
4.75%, 07/15/13	375,000	384,051
5.00%, 06/30/15	100,000	102,194
5.50%, 01/19/16	200,000	208,975

		6,179,439

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20	600,000	610,412
American International Group, Inc.
5.60%, 10/18/16	925,000	889,559
6.40%, 12/15/20	150,000	147,034
Berkshire Hathaway, Inc.
3.20%, 02/11/15	700,000	736,646
4.25%, 01/15/21	1,000,000	1,058,448

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Chubb Corp.
5.75%, 05/15/18	100,000	116,993
6.00%, 05/11/37	100,000	116,262
Cigna Corp.
2.75%, 11/15/16	500,000	494,537
4.00%, 02/15/22	500,000	483,527
CNA Financial Corp.
7.35%, 11/15/19	625,000	681,997
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	305,782
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	205,336
6.00%, 01/15/19	100,000	100,250
Lincoln National Corp.
6.25%, 02/15/20	300,000	318,615
MetLife, Inc.
6.82%, 08/15/18	600,000	700,472
4.75%, 02/08/21	200,000	208,990
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	210,233
4.50%, 11/16/21	550,000	535,148
5.80%, 11/16/41	850,000	819,940
The Allstate Corp.
7.45%, 05/16/19	425,000	508,779
Travelers Co., Inc.
5.90%, 06/02/19	300,000	349,343
6.75%, 06/20/36	150,000	189,189
UnitedHealth Group, Inc.
5.80%, 03/15/36	350,000	397,815

		10,185,307

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13	350,000	372,831

Real Estate Investment Trust 0.3%
Boston Properties LP
4.13%, 05/15/21	300,000	297,793
Digital Realty Trust LP
5.88%, 02/01/20	350,000	362,104
Duke Realty LP
7.38%, 02/15/15	400,000	437,950
HCP, Inc.
6.70%, 01/30/18	500,000	542,162
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	391,383
Kimco Realty Corp.
4.30%, 02/01/18	250,000	249,306
Regency Centers LP
4.80%, 04/15/21	150,000	150,609
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	327,874
2.80%, 01/30/17	200,000	200,761

		2,959,942

		61,162,831

Industrial 10.7%

Basic Industry 1.0%
Alcoa, Inc.
5.55%, 02/01/17	300,000	317,882
5.90%, 02/01/27	450,000	429,715
ArcelorMittal
9.85%, 06/01/19	150,000	162,991
7.00%, 10/15/39	600,000	529,320
Barrick Gold Corp.
6.95%, 04/01/19	500,000	601,407
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	500,000	500,319
3.25%, 11/21/21	500,000	504,029
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	146,877
6.25%, 10/01/40	375,000	361,071
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	832,013
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17 (b)	500,000	532,445
International Paper Co.
7.95%, 06/15/18	200,000	238,714
7.30%, 11/15/39	400,000	465,970
Lubrizol Corp.
8.88%, 02/01/19	200,000	272,906
Monsanto Co.
2.75%, 04/15/16	400,000	421,029
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	459,592
Praxair, Inc.
4.38%, 03/31/14	350,000	376,501
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	250,000	292,583
3.50%, 11/02/20	250,000	251,998
7.13%, 07/15/28	200,000	264,668
The Dow Chemical Co.
7.60%, 05/15/14	200,000	226,263
5.90%, 02/15/15	100,000	110,765
7.38%, 11/01/29	325,000	407,047
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	111,067
6.88%, 11/10/39	400,000	440,901

		9,258,073

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	350,000	373,273
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	500,000	533,734
Black & Decker Corp.
8.95%, 04/15/14	250,000	290,193
Boeing Capital Corp.
3.25%, 10/27/14	550,000	583,382
Boeing Co.
6.88%, 03/15/39	200,000	275,090
Caterpillar Financial Services Corp.
6.13%, 02/17/14	200,000	222,343
5.85%, 09/01/17	900,000	1,063,437
CRH America, Inc.
5.30%, 10/15/13	200,000	207,528
Deere & Co.
5.38%, 10/16/29	550,000	672,299
General Electric Co.
5.00%, 02/01/13	350,000	365,506
5.25%, 12/06/17	1,275,000	1,427,878
Honeywell International, Inc.
5.00%, 02/15/19	750,000	859,705
5.38%, 03/01/41	400,000	473,615
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	181,014
L-3 Communications Corp.
4.75%, 07/15/20	250,000	238,996

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	104,490
6.15%, 09/01/36	200,000	225,744
5.50%, 11/15/39	100,000	109,610
Raytheon Co.
3.13%, 10/15/20	200,000	197,400
4.88%, 10/15/40	250,000	258,994
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	250,000	325,781
Waste Management, Inc.
7.00%, 07/15/28	200,000	250,835

		9,240,847

Communications 2.2%
America Movil, S.A.B. de CV
5.00%, 10/16/19	450,000	484,846
AT&T Corp.
8.00%, 11/15/31	800,000	1,073,930
AT&T, Inc.
4.95%, 01/15/13	750,000	783,252
2.50%, 08/15/15	125,000	128,660
5.35%, 09/01/40	275,000	288,836
CBS Corp.
5.75%, 04/15/20	275,000	302,234
7.88%, 07/30/30	325,000	406,938
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	707,605
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	163,968
Comcast Cable Communications LLC
8.88%, 05/01/17	500,000	638,972
Comcast Corp.
5.30%, 01/15/14	500,000	540,275
5.90%, 03/15/16	600,000	684,631
6.50%, 11/15/35	175,000	201,542
Deutsche Telekom International Finance BV
6.00%, 07/08/19	650,000	741,443
DIRECTV Holdings LLC
3.55%, 03/15/15	550,000	572,299
6.00%, 08/15/40	350,000	365,374
Discovery Communications, Inc.
5.63%, 08/15/19	200,000	226,351
France Telecom S.A.
4.38%, 07/08/14	225,000	238,644
8.50%, 03/01/31	200,000	276,979
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	463,563
NBCUniversal Media LLC
3.65%, 04/30/15	525,000	551,069
4.38%, 04/01/21	275,000	281,976
5.95%, 04/01/41	150,000	164,011
New Cingular Wireless Services, Inc.
8.75%, 03/01/31	400,000	579,665
News America, Inc.
6.15%, 03/01/37	600,000	630,293
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	933,528
Qwest Corp.
8.38%, 05/01/16	725,000	825,594
Telecom Italia Capital S.A.
5.25%, 11/15/13	200,000	192,581
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	512,000	496,680
6.42%, 06/20/16	600,000	609,202
5.13%, 04/27/20	400,000	353,305
7.05%, 06/20/36	100,000	90,123
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	676,776
8.25%, 04/01/19	200,000	248,516
6.75%, 06/15/39	400,000	456,342
Time Warner Entertainment Co. LP
8.38%, 07/15/33	150,000	198,643
Verizon Communications, Inc.
4.60%, 04/01/21	1,500,000	1,627,107
5.85%, 09/15/35	650,000	747,415
6.40%, 02/15/38	400,000	480,115
Vodafone Group PLC
4.63%, 07/15/18	825,000	910,294

		20,343,577

Consumer Cyclical 1.1%
CVS Caremark Corp.
3.25%, 05/18/15	600,000	631,576
4.75%, 05/18/20	425,000	468,643
eBay, Inc.
1.63%, 10/15/15	400,000	399,193
Historic TW, Inc.
6.88%, 06/15/18	300,000	353,549
Home Depot, Inc.
4.40%, 04/01/21 (b)	350,000	382,281
5.88%, 12/16/36	150,000	174,626
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	500,000	539,326
6.90%, 04/01/29	100,000	111,711
Marriott International, Inc.
5.63%, 02/15/13	125,000	129,385
McDonald’s Corp.
2.63%, 01/15/22	400,000	396,136
6.30%, 03/01/38	325,000	428,677
Nordstrom, Inc.
6.25%, 01/15/18	300,000	356,918
PACCAR, Inc.
6.88%, 02/15/14	750,000	845,230
Target Corp.
3.88%, 07/15/20	700,000	757,488
6.35%, 11/01/32	625,000	759,695
The Walt Disney Co.
5.63%, 09/15/16	450,000	534,601
4.13%, 12/01/41	500,000	491,375
Time Warner, Inc.
6.25%, 03/29/41	550,000	612,514
5.38%, 10/15/41	500,000	502,044
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	101,370
VF Corp.
6.45%, 11/01/37	50,000	61,157
Wal-Mart Stores, Inc.
4.55%, 05/01/13	300,000	317,305
5.80%, 02/15/18	300,000	363,469
3.25%, 10/25/20	325,000	338,122
5.88%, 04/05/27	275,000	326,429
5.25%, 09/01/35	100,000	112,325
6.50%, 08/15/37	150,000	189,836
6.20%, 04/15/38	125,000	154,541

		10,839,522

Consumer Non-Cyclical 2.7%
Abbott Laboratories
4.13%, 05/27/20	225,000	242,164
6.00%, 04/01/39	375,000	467,245

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Altria Group, Inc.
9.70%, 11/10/18	500,000	655,572
9.95%, 11/10/38	200,000	281,954
AmerisourceBergen Corp.
3.50%, 11/15/21	500,000	500,200
Amgen, Inc.
5.70%, 02/01/19	500,000	556,520
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32	600,000	770,576
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	175,000	195,141
4.38%, 02/15/21	150,000	164,878
8.20%, 01/15/39	150,000	229,141
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)	300,000	331,859
Aristotle Holding, Inc.
2.75%, 11/21/14 (c)	500,000	505,499
3.50%, 11/15/16 (c)	250,000	251,933
6.13%, 11/15/41 (c)	500,000	521,710
Covidien International Finance
6.00%, 10/15/17	400,000	476,858
Diageo Capital PLC
7.38%, 01/15/14	750,000	847,542
Genentech, Inc.
5.25%, 07/15/35	350,000	406,595
General Mills, Inc.
5.70%, 02/15/17	500,000	587,345
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	550,000	583,081
6.38%, 05/15/38	400,000	514,023
HJ Heinz Co.
5.35%, 07/15/13	500,000	534,844
Hospira, Inc.
6.05%, 03/30/17	230,000	259,669
Johnson & Johnson
3.55%, 05/15/21	200,000	218,006
4.95%, 05/15/33	100,000	113,948
4.85%, 05/15/41	300,000	342,916
Kellogg Co.
4.25%, 03/06/13	150,000	155,940
7.45%, 04/01/31	250,000	339,873
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	427,104
Koninklijke Philips Electronics NV
4.63%, 03/11/13	300,000	313,989
Kraft Foods, Inc.
4.13%, 02/09/16	850,000	912,170
5.38%, 02/10/20	750,000	834,298
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	110,245
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	313,650
5.90%, 11/01/39	350,000	407,227
Medco Health Solutions, Inc.
6.13%, 03/15/13	375,000	397,209
Merck & Co., Inc.
5.00%, 06/30/19	500,000	582,149
3.88%, 01/15/21	200,000	218,949
Novartis Capital Corp.
1.90%, 04/24/13	300,000	306,092
PepsiCo, Inc.
4.65%, 02/15/13	450,000	472,437
5.00%, 06/01/18	350,000	402,224
4.88%, 11/01/40	500,000	545,804
Pfizer, Inc.
5.35%, 03/15/15	650,000	735,335
7.20%, 03/15/39	100,000	140,821
Philip Morris International, Inc.
2.90%, 11/15/21	600,000	585,015
Procter & Gamble Co.
4.70%, 02/15/19	650,000	755,918
Reynolds American, Inc.
7.25%, 06/01/13	150,000	160,969
6.75%, 06/15/17	100,000	113,627
7.25%, 06/15/37	50,000	55,874
Safeway, Inc.
6.25%, 03/15/14	250,000	276,255
7.25%, 02/01/31	150,000	182,509
Sanofi
2.63%, 03/29/16	700,000	724,492
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	250,000	251,053
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	281,710
6.15%, 02/01/36	350,000	415,032
The Coca-Cola Co.
3.15%, 11/15/20	650,000	670,746
The Kroger Co.
3.90%, 10/01/15	200,000	214,607
5.40%, 07/15/40	50,000	52,889
Thermo Fisher Scientific
3.20%, 03/01/16	1,000,000	1,053,564
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	300,000	322,560
6.13%, 08/15/19	300,000	346,246
Wyeth
5.50%, 03/15/13	250,000	265,305
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	453,674

		25,356,780

Energy 1.4%
Anadarko Petroleum Corp.
6.38%, 09/15/17	350,000	401,631
6.95%, 06/15/19	325,000	381,136
6.45%, 09/15/36	100,000	111,782
Apache Corp.
6.90%, 09/15/18	150,000	189,464
6.00%, 01/15/37	150,000	185,803
Baker Hughes, Inc.
7.50%, 11/15/18	650,000	842,763
BP Capital Markets PLC
5.25%, 11/07/13	850,000	913,037
3.56%, 11/01/21	500,000	506,080
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	291,187
6.25%, 03/15/38	200,000	243,130
Chevron Corp.
3.95%, 03/03/14	225,000	241,186
ConocoPhillips
6.00%, 01/15/20	750,000	914,219
6.50%, 02/01/39	200,000	259,799
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	275,928
Encana Corp.
5.80%, 05/01/14	500,000	543,620
Halliburton Co.
7.45%, 09/15/39	225,000	312,986

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Hess Corp.
7.30%, 08/15/31	500,000	629,332
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	279,289
Nexen, Inc.
6.20%, 07/30/19	125,000	142,570
5.88%, 03/10/35	300,000	289,938
Noble Energy, Inc.
8.25%, 03/01/19	100,000	129,060
6.00%, 03/01/41	250,000	279,986
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	221,982
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	300,000	335,625
Shell International Finance BV
5.20%, 03/22/17	700,000	812,839
6.38%, 12/15/38	250,000	332,090
Statoil ASA
2.90%, 10/15/14	150,000	157,570
5.10%, 08/17/40	250,000	286,528
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	579,641
Total Capital S.A.
2.30%, 03/15/16	150,000	153,765
4.13%, 01/28/21	350,000	375,343
Transocean, Inc.
6.00%, 03/15/18	300,000	300,045
Valero Energy Corp.
6.13%, 06/15/17	250,000	280,731
10.50%, 03/15/39	200,000	289,985
XTO Energy, Inc.
6.75%, 08/01/37	300,000	449,615

		12,939,685

Technology 0.9%
Agilent Technologies, Inc.
6.50%, 11/01/17	550,000	634,816
Cisco Systems, Inc.
5.50%, 02/22/16	850,000	983,828
4.45%, 01/15/20	550,000	612,681
Google, Inc.
3.63%, 05/19/21	500,000	534,269
Hewlett-Packard Co.
6.13%, 03/01/14	850,000	933,976
4.75%, 06/02/14	300,000	321,827
International Business Machines Corp.
7.63%, 10/15/18	700,000	919,960
5.60%, 11/30/39	500,000	608,275
Microsoft Corp.
2.95%, 06/01/14	100,000	105,636
3.00%, 10/01/20	500,000	519,873
4.50%, 10/01/40	675,000	726,712
Oracle Corp.
3.75%, 07/08/14	800,000	864,641
5.38%, 07/15/40 (c)	400,000	461,880
Xerox Corp.
5.65%, 05/15/13	300,000	315,690
6.35%, 05/15/18	300,000	335,629

		8,879,693

Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	800,000	917,547
FedEx Corp.
8.00%, 01/15/19	200,000	258,476
Ryder System, Inc.
3.15%, 03/02/15	400,000	410,188
Southwest Airlines Co.
5.25%, 10/01/14	250,000	267,462
Union Pacific Corp.
4.16%, 07/15/22 (b)	1,400,000	1,493,247
United Parcel Service, Inc.
6.20%, 01/15/38	200,000	253,098

		3,600,018

		100,458,195

Utilities 2.3%

Electric 1.6%
Appalachian PWR Co.
6.38%, 04/01/36	100,000	121,355
7.00%, 04/01/38	300,000	397,692
Commonwealth Edison Co.
1.63%, 01/15/14	400,000	403,005
1.95%, 09/01/16	500,000	497,098
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	650,000	748,324
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	495,016
5.25%, 08/01/33 (b)	500,000	553,658
Duke Energy Carolinas LLC
4.30%, 06/15/20	1,000,000	1,117,508
6.45%, 10/15/32	350,000	449,127
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	219,564
First Energy Corp.
7.38%, 11/15/31	150,000	176,379
Florida Power & Light Co.
6.20%, 06/01/36	500,000	664,397
Florida Power Corp.
4.55%, 04/01/20	750,000	841,187
Georgia Power Co.
4.75%, 09/01/40	400,000	435,295
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	1,000,000	1,047,480
Ohio Edison Co.
8.25%, 10/15/38	500,000	737,023
Pacific Gas & Electric Co.
4.80%, 03/01/14	156,000	167,601
3.50%, 10/01/20	200,000	206,206
6.05%, 03/01/34	300,000	361,704
5.80%, 03/01/37	400,000	473,411
Pacificorp
5.65%, 07/15/18	250,000	297,790
5.50%, 01/15/19	250,000	295,984
6.00%, 01/15/39	500,000	619,763
PSEG Power LLC
5.13%, 04/15/20	650,000	723,723
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	276,898
San Diego Gas & Electric Co.
4.50%, 08/15/40	550,000	604,938
Southern California Edison Co.
5.75%, 03/15/14	350,000	386,814
4.50%, 09/01/40	375,000	402,351
The Southern Co.
2.38%, 09/15/15	550,000	562,933

		14,284,224

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	500,000	563,366
Energy Transfer Partners LP
9.00%, 04/15/19	400,000	475,893
Enterprise Products Operating LP
3.20%, 02/01/16	1,000,000	1,039,123
6.30%, 09/15/17	400,000	465,396
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	463,942
6.95%, 01/15/38	250,000	276,962
ONEOK Partners LP
6.65%, 10/01/36	250,000	291,780
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	264,103
Sempra Energy
6.15%, 06/15/18	775,000	906,477
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	575,000	659,188
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	391,431
6.20%, 10/15/37	150,000	181,746
Williams Partners LP
3.80%, 02/15/15	200,000	209,631
4.13%, 11/15/20	500,000	504,839

		6,693,877

Other Utilities 0.0%
Veolia Environnement S.A.
5.25%, 06/03/13	100,000	104,115

		21,082,216

Total Corporate Bonds
(Cost $175,612,528)		182,703,242

U.S. Government and Government Agencies 40.2% of net assets

U.S. Government Agency Guaranteed 0.2%
JPMorgan Chase & Co., (FDIC Insured)
2.13%, 12/26/12 (d)	2,000,000	2,043,826

U.S. Government Agency Securities 5.5%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,120,264
Fannie Mae
0.38%, 12/28/12	1,000,000	1,002,408
0.75%, 02/26/13	1,500,000	1,509,183
1.50%, 06/26/13	2,000,000	2,037,570
1.00%, 09/23/13	2,500,000	2,527,583
0.55%, 10/18/13	500,000	500,347
0.75%, 12/06/13	250,000	250,425
2.75%, 02/05/14	2,250,000	2,356,848
0.85%, 10/24/14	3,750,000	3,754,987
4.38%, 10/15/15	2,000,000	2,255,964
1.25%, 09/28/16	2,000,000	1,988,326
5.38%, 06/12/17	1,000,000	1,204,664
6.63%, 11/15/30	500,000	727,680
Federal Farm Credit Bank
3.40%, 02/07/13	605,000	627,315
0.62%, 05/01/14	500,000	500,244
4.88%, 01/17/17	500,000	587,851
Federal Home Loan Bank
0.50%, 08/28/13	2,000,000	2,004,198
3.63%, 10/18/13	3,000,000	3,179,667
0.38%, 11/27/13	750,000	749,276
1.13%, 06/27/14 (b)	1,000,000	1,000,466
5.50%, 08/13/14	1,000,000	1,131,332
5.38%, 05/18/16	1,000,000	1,184,504
5.00%, 11/17/17	1,000,000	1,196,502
5.38%, 05/15/19	500,000	612,896
5.50%, 07/15/36	500,000	633,142
Freddie Mac
0.38%, 11/30/12	1,250,000	1,252,856
3.75%, 06/28/13	1,250,000	1,318,076
0.38%, 10/30/13	1,000,000	998,826
3.00%, 07/28/14	2,500,000	2,658,430
1.00%, 07/30/14	1,000,000	1,008,046
0.75%, 10/17/14	1,250,000	1,249,721
1.50%, 12/16/14 (b)	2,000,000	2,000,866
4.75%, 11/17/15	2,000,000	2,288,756
2.00%, 08/25/16	2,000,000	2,064,624
4.88%, 06/13/18	1,000,000	1,191,069
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,155,771

		51,830,683

U.S. Treasury Obligations 34.5%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,284,610
6.00%, 02/15/26	3,000,000	4,240,782
6.13%, 11/15/27	1,000,000	1,455,625
5.25%, 11/15/28	500,000	673,594
5.25%, 02/15/29	1,250,000	1,687,305
6.25%, 05/15/30	1,000,000	1,510,625
5.38%, 02/15/31	500,000	694,610
4.50%, 02/15/36	2,750,000	3,498,946
4.75%, 02/15/37	850,000	1,122,266
5.00%, 05/15/37	1,000,000	1,369,375
4.38%, 02/15/38	1,000,000	1,255,469
4.50%, 05/15/38	1,000,000	1,280,469
3.50%, 02/15/39	1,000,000	1,089,375
4.25%, 05/15/39	1,500,000	1,849,922
4.50%, 08/15/39	500,000	641,016
4.38%, 11/15/39	500,000	629,297
4.63%, 02/15/40	2,500,000	3,269,533
4.38%, 05/15/40	1,750,000	2,203,633
3.88%, 08/15/40	6,300,000	7,310,955
4.25%, 11/15/40	1,650,000	2,038,007
4.75%, 02/15/41	1,450,000	1,936,882
4.38%, 05/15/41	1,250,000	1,577,539
3.75%, 08/15/41	3,850,000	4,381,181
3.13%, 11/15/41	500,000	506,094
U.S. Treasury Notes
1.13%, 12/15/12	9,500,000	9,596,111
1.38%, 01/15/13	2,300,000	2,331,266
1.38%, 02/15/13	4,500,000	4,565,389
3.88%, 02/15/13	1,000,000	1,044,727
1.38%, 03/15/13	9,500,000	9,647,326
2.50%, 03/31/13	1,000,000	1,030,781
1.75%, 04/15/13	1,000,000	1,021,406
3.13%, 04/30/13	1,000,000	1,041,289
1.38%, 05/15/13	575,000	584,703
3.50%, 05/31/13	1,000,000	1,049,102
3.38%, 07/31/13	2,000,000	2,104,766
0.75%, 08/15/13	3,750,000	3,782,812
4.25%, 08/15/13	2,000,000	2,136,562
0.75%, 09/15/13	4,500,000	4,540,783

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.13%, 09/30/13	2,000,000	2,105,470
0.50%, 10/15/13	750,000	753,458
2.75%, 10/31/13	1,745,000	1,827,956
0.50%, 11/15/13	3,000,000	3,013,476
4.25%, 11/15/13	2,000,000	2,155,312
2.00%, 11/30/13	1,250,000	1,293,066
1.50%, 12/31/13	2,000,000	2,051,562
1.75%, 01/31/14	6,000,000	6,189,846
4.00%, 02/15/14	1,000,000	1,081,406
1.88%, 02/28/14	6,000,000	6,212,346
1.75%, 03/31/14	2,700,000	2,791,336
1.25%, 04/15/14	4,350,000	4,447,196
1.88%, 04/30/14	2,000,000	2,074,844
4.75%, 05/15/14	1,000,000	1,107,969
2.25%, 05/31/14	700,000	733,359
0.75%, 06/15/14	4,000,000	4,041,876
2.63%, 06/30/14	850,000	899,805
0.63%, 07/15/14	1,000,000	1,007,344
2.63%, 07/31/14	3,500,000	3,710,546
0.50%, 08/15/14	3,750,000	3,764,648
4.25%, 08/15/14	1,000,000	1,104,610
2.38%, 08/31/14	2,575,000	2,715,621
0.25%, 09/15/14	7,000,000	6,979,217
0.50%, 10/15/14	1,000,000	1,003,438
2.38%, 10/31/14	2,600,000	2,749,297
0.38%, 11/15/14	4,750,000	4,747,031
4.25%, 11/15/14	4,750,000	5,286,973
2.13%, 11/30/14	2,300,000	2,417,516
2.63%, 12/31/14	1,530,000	1,632,917
2.25%, 01/31/15	2,050,000	2,166,754
4.00%, 02/15/15	2,000,000	2,224,532
2.38%, 02/28/15	425,000	451,131
2.50%, 04/30/15	3,300,000	3,523,007
4.13%, 05/15/15	1,000,000	1,124,219
2.13%, 05/31/15	2,000,000	2,110,470
4.25%, 08/15/15	1,000,000	1,134,844
1.25%, 09/30/15	2,000,000	2,048,126
4.50%, 11/15/15	1,000,000	1,150,469
1.38%, 11/30/15	1,000,000	1,028,203
2.13%, 12/31/15	2,700,000	2,859,046
2.00%, 01/31/16	2,250,000	2,369,356
4.50%, 02/15/16	1,000,000	1,156,563
2.13%, 02/29/16	1,000,000	1,058,516
2.63%, 04/30/16	1,000,000	1,080,235
5.13%, 05/15/16	1,000,000	1,190,781
3.25%, 05/31/16	1,000,000	1,108,906
3.25%, 06/30/16	1,000,000	1,109,844
1.50%, 07/31/16	1,000,000	1,029,141
3.25%, 07/31/16	1,850,000	2,054,079
4.88%, 08/15/16	1,000,000	1,185,703
1.00%, 08/31/16	1,500,000	1,508,204
3.00%, 08/31/16	2,100,000	2,308,196
1.00%, 09/30/16	8,250,000	8,288,032
3.00%, 09/30/16	1,000,000	1,099,219
1.00%, 10/31/16	2,000,000	2,007,188
4.63%, 11/15/16	1,000,000	1,178,906
2.75%, 11/30/16	3,000,000	3,261,330
3.25%, 12/31/16	2,000,000	2,224,220
3.13%, 01/31/17	3,700,000	4,094,860
3.25%, 03/31/17	2,000,000	2,227,812
3.13%, 04/30/17	7,250,000	8,033,341
4.50%, 05/15/17	3,000,000	3,543,282
2.38%, 07/31/17	3,500,000	3,735,431
4.25%, 11/15/17	3,000,000	3,527,343
2.63%, 01/31/18	2,000,000	2,159,844
3.50%, 02/15/18	1,000,000	1,131,641
2.88%, 03/31/18	3,000,000	3,283,830
3.88%, 05/15/18	3,000,000	3,468,984
4.00%, 08/15/18	2,000,000	2,332,188
1.50%, 08/31/18	2,000,000	2,004,688
1.38%, 09/30/18	2,000,000	1,985,156
1.75%, 10/31/18	5,000,000	5,080,860
3.75%, 11/15/18	3,000,000	3,451,875
1.38%, 11/30/18	3,250,000	3,218,007
2.75%, 02/15/19	1,500,000	1,623,047
3.63%, 08/15/19	3,000,000	3,429,609
3.38%, 11/15/19	3,000,000	3,375,705
3.63%, 02/15/20	5,000,000	5,722,265
2.63%, 08/15/20	5,875,000	6,233,469
3.63%, 02/15/21	2,000,000	2,284,844
3.13%, 05/15/21	6,600,000	7,245,051
2.13%, 08/15/21	9,000,000	9,062,577
2.00%, 11/15/21	4,000,000	3,975,624

		323,154,127

Total U.S. Government and Government Agencies
(Cost $354,822,697)		377,028,636

Commercial Mortgage Backed Securities 2.1% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)	1,100,000	1,011,195
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	2,150,999	2,150,600
Series 2006-3 Class AM
6.07%, 07/10/44 (a)(b)	800,000	763,552
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,069,680
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,294,837
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 07/15/44 (a)(b)	3,000,000	3,126,370
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.58%, 02/15/39 (a)(b)	650,000	649,933
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,500,000	1,589,537
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)	1,100,000	1,189,311
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.49%, 12/15/44 (a)(b)	1,025,000	1,007,687
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	74,401	75,856
Series 2007-LD12 Class A3
6.18%, 02/15/51 (a)(b)	2,000,000	2,115,741
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.45%, 01/12/44 (a)(b)	700,000	743,208

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	600,000	660,923

Total Commercial Mortgage Backed Securities
(Cost $17,445,209)		19,448,430

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	1,400,000	1,455,420
Citibank Credit Card Issuance Trust
4.85%, 03/10/17 (b)	700,000	785,976
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	307,256	313,618

Total Asset-Backed Obligations
(Cost $2,497,717)		2,555,014

Foreign Securities 4.3% of net assets

Foreign Agencies 1.3%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	850,000	887,619
2.25%, 05/28/15	200,000	209,987
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	666,000

		1,763,606

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	101,993
5.75%, 01/20/20	400,000	417,207
5.38%, 01/27/21	400,000	408,762

		927,962

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	1,100,000	1,115,970
1.38%, 07/15/13 (e)	525,000	530,207
3.50%, 03/10/14 (e)	1,700,000	1,793,752
1.25%, 10/26/15 (e)	1,400,000	1,404,964
4.88%, 01/17/17 (e)	850,000	982,881
4.00%, 01/27/20 (e)	350,000	396,873

		6,224,647

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	450,500
5.50%, 01/21/21	700,000	747,250

		1,197,750

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	668,468
4.13%, 09/09/15	300,000	308,530
Korea Development Bank
8.00%, 01/23/14	450,000	499,449
4.00%, 09/09/16	500,000	506,707

		1,983,154

		12,097,119

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14	1,575,000	1,704,000
4.40%, 04/14/20	975,000	1,100,160
Province of Quebec
5.13%, 11/14/16	450,000	521,987
7.50%, 09/15/29	625,000	927,072

		4,253,219

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17	850,000	980,900
8.88%, 04/15/24	1,175,000	1,744,875

		2,725,775

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	900,000	946,437

Colombia 0.1%
Colombia Government International Bond
7.38%, 09/18/37	750,000	1,023,750

Italy 0.1%
Republic of Italy
2.13%, 09/16/13	300,000	273,000
3.13%, 01/26/15	850,000	734,410
6.88%, 09/27/23	250,000	224,999

		1,232,409

Mexico 0.2%
United Mexican States
5.95%, 03/19/19	674,000	792,624
5.13%, 01/15/20	324,000	364,176
6.75%, 09/27/34	750,000	960,000
6.05%, 01/11/40	150,000	178,500

		2,295,300

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	550,000	637,450
6.70%, 01/26/36	200,000	260,000

		897,450

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	807,950

Republic of Korea 0.1%
Republic of Korea
5.75%, 04/16/14	500,000	546,731

		10,475,802

Supranational 1.4%
Asian Development Bank
2.50%, 03/15/16	2,000,000	2,114,178
European Investment Bank
1.63%, 03/15/13	1,400,000	1,408,955
1.25%, 02/14/14	500,000	499,535
3.13%, 06/04/14	1,000,000	1,043,870
1.63%, 09/01/15	400,000	398,871
2.50%, 05/16/16	800,000	821,086
2.88%, 09/15/20	800,000	782,538

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.88%, 02/15/36	450,000	483,913
Inter-American Development Bank
3.00%, 04/22/14	1,550,000	1,638,903
3.88%, 09/17/19	1,000,000	1,137,083
International Bank for Reconstruction & Development
1.75%, 07/15/13	775,000	793,467
3.50%, 10/08/13	300,000	316,959
1.13%, 08/25/14	325,000	330,447
2.38%, 05/26/15	550,000	580,484
2.13%, 03/15/16	800,000	837,127

		13,187,416

Total Foreign Securities
(Cost $38,686,382)		40,013,556

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,342,509
California
GO Bonds
7.50%, 04/01/34	1,000,000	1,173,450
7.55%, 04/01/39	1,000,000	1,191,550
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,219,020
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	890,250
Metropolitan Government Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	200,000	231,172
New Jersey State Turnpike Authority
7.41%, 01/01/40	100,000	138,500
7.10%, 01/01/41	840,000	1,127,565
State of Connecticut
5.09%, 10/01/30	100,000	106,278
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	1,300,000	1,374,593

Total Municipal Bonds
(Cost $7,984,788)		8,794,887

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	10,814,989	10,814,989

Total Other Investment Company
(Cost $10,814,989)		10,814,989

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.4% of net assets

U.S. Government Agency Securities 1.9%
Federal Home Loan Bank
0.02%, 12/21/11 (f)	10,000,000	9,999,916
0.02%, 12/23/11 (f)	6,000,000	5,999,927
Freddie Mac
0.01%, 12/01/11 (f)	1,500,000	1,500,000

		17,499,843

U.S. Treasury Obligations 2.5%
U.S. Treasury Bills
0.01%, 12/15/11 (f)	5,000,000	4,999,989
0.00%, 02/09/12 (f)	18,500,000	18,499,667

		23,499,656

Total Short-Term Investments
(Cost $40,999,832)		40,999,499

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $936,490,300 and the unrealized appreciation and depreciation were $49,951,318 and ($2,465,533), respectively, with a net unrealized appreciation of $47,485,785.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,400,210 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 0.3% of net assets

U.S. Government Agency Mortgages 0.3%
Fannie Mae TBA
5.50%, 01/01/42 (b)	2,000,000	2,168,126
Ginnie Mae TBA
6.50%, 01/01/42 (b)	500,000	566,953

		2,735,079

Total TBA Sale Commitments
(Proceeds $2,725,547)		2,735,079

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$301,617,832	$—	$301,617,832
Corporate Bonds(a)	—	182,703,242	—	182,703,242
U.S. Government and Government Agencies(a)	—	377,028,636	—	377,028,636
Commercial Mortgage Backed Securities	—	19,448,430	—	19,448,430
Asset-Backed Obligations	—	2,555,014	—	2,555,014
Foreign Securities(a)	—	40,013,556	—	40,013,556
Municipal Bonds(a)	—	8,794,887	—	8,794,887
Other Investment Company(a)	10,814,989	—	—	10,814,989
Short-Term Investments(a)	—	40,999,499	—	40,999,499

Total	$10,814,989	$973,161,096	$—	$983,976,085

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
TBA Sale Commitments	$—	($2,735,079)	$—	($2,735,079)

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406017NOV11

12

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

107.4%		Mortgage-Backed Securities	595,160,156	612,678,017
0.9%		Other Investment Company	4,791,451	4,791,451
22.6%		Short-Term Investments	128,999,009	128,998,640

130.9%		Total Investments	728,950,616	746,468,108
(30	.9)%	Other Assets and Liabilities, Net		(176,188,346)

100.0%		Net Assets		570,279,762

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 107.4% of net assets

U.S. Government Agency Mortgages 107.4%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	384,220	422,063
5.49%, 09/01/29 to 09/01/31 (b)	237,563	261,280
5.50%, 09/01/17 (b)	273,158	294,245
5.81%, 12/01/31 to 01/01/32 (b)	211,266	233,278
6.10%, 02/01/29 (b)	19,782	20,974
6.50%, 04/01/31 (b)	243,994	271,884
7.17%, 11/01/30 (b)	25,582	25,646
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	129,884	148,977
Fannie Mae REMICS
3.50%, 07/25/17 to 07/25/33 (b)	4,447,557	4,503,804
3.75%, 05/25/33 (b)	4,138,293	4,273,544
4.50%, 03/25/17 (b)	800,091	813,534
5.00%, 06/25/17 to 09/25/18 (b)	965,092	978,264
7.00%, 09/25/22 (b)	154,725	179,504
Fannie Mae TBA
3.50%, 01/18/27 (b)	3,000,000	3,112,500
4.00%, 01/18/27 (b)	5,000,000	5,247,656
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	123,887	137,211
Freddie Mac REMICS
3.50%, 11/15/17 (b)	1,492,135	1,509,865
4.00%, 02/15/33 to 03/15/33 (b)	2,847,188	2,906,284
4.38%, 04/15/15 (b)	227,801	228,080
4.50%, 08/15/16 to 03/15/33 (b)	6,746,259	6,859,997
5.00%, 03/15/18 to 08/15/31 (b)	2,951,661	3,001,975
6.50%, 03/15/14 (b)(c)	139,157	7,161
Ginnie Mae
1.63%, 07/20/24 to 07/20/32 (a)(b)	162,702	168,706
1.88%, 12/20/30 (a)(b)	63,853	66,071
2.00%, 02/20/32 to 04/20/37 (a)(b)	330,957	342,618
2.13%, 08/20/33 (a)(b)	88,621	92,102
2.38%, 06/20/27 to 04/20/32 (a)(b)	371,152	385,081
3.50%, 02/20/16 (a)(b)	49,253	51,407
3.50%, 02/20/34 (b)	540,104	541,627
4.00%, 12/15/24 to 07/20/41 (b)	35,368,105	37,501,484
4.25%, 06/16/24 to 07/16/32 (b)	359,114	360,972
4.50%, 12/15/17 to 11/20/41 (b)	69,294,244	74,944,309
4.63%, 07/20/40 to 12/20/40 (b)	7,963,643	8,548,611
4.75%, 11/16/29 to 06/16/31 (b)	3,130,496	3,174,105
5.00%, 11/15/17 to 04/20/40 (b)	107,454,876	118,938,614
5.25%, 08/20/31 (b)	1,176,615	1,180,280
5.45%, 07/15/31 to 02/15/33 (b)	6,835,171	7,674,309
5.49%, 10/20/28 to 08/15/32 (b)	5,122,063	5,725,020
5.50%, 09/20/13 to 08/20/35 (b)	42,267,903	47,370,804
5.81%, 06/20/31 to 02/20/32 (b)	743,864	836,758
5.90%, 07/15/31 to 05/15/32 (b)	440,271	497,699
6.00%, 04/20/13 to 11/15/39 (b)	26,919,784	30,386,878
6.05%, 09/15/31 (b)	66,492	75,435
6.10%, 07/20/28 to 09/15/31 (b)	2,429,515	2,753,153
6.15%, 04/20/29 to 04/20/30 (b)	1,280,524	1,448,906
6.25%, 10/20/28 to 03/20/30 (b)	2,229,036	2,521,645
6.50%, 09/20/13 to 10/20/37 (b)	13,431,968	15,353,955
7.00%, 02/15/12 to 04/15/39 (b)	4,028,915	4,664,214
7.10%, 12/15/30 (b)	64,025	74,375
7.17%, 04/20/30 to 03/20/31 (b)	590,876	674,805
7.50%, 06/15/17 to 11/15/37 (b)	444,316	517,471
8.00%, 07/15/26 to 02/15/30 (b)	79,795	89,856
8.50%, 08/20/25 to 01/20/30 (b)	16,075	19,093
9.00%, 09/20/15 to 09/20/30 (b)	466,525	525,863
13.00%, 07/20/14 (b)	16	16
Ginnie Mae I
3.50%, 01/15/26 (b)	1,315,415	1,392,769
4.00%, 06/15/25 to 09/15/41 (b)	10,696,476	11,431,171
4.50%, 09/15/41 (b)	14,626,320	15,942,535
Ginnie Mae I TBA
5.50%, 01/23/42 (b)	4,000,000	4,463,126
Ginnie Mae II
4.00%, 11/20/40 (b)	10,000,504	10,660,246
4.50%, 05/20/40 to 10/20/41 (b)	17,940,803	19,513,417
Ginnie Mae TBA
3.50%, 01/23/42 (b)	6,000,000	6,203,437
4.00%, 12/19/41 to 01/23/42 (b)	35,500,000	37,768,435
4.50%, 12/19/41 to 01/23/42 (b)	77,000,000	83,682,816
5.00%, 01/23/42 (b)	17,000,000	18,676,097

Total Mortgage-Backed Securities
(Cost $595,160,156)		612,678,017

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,791,451	4,791,451

Total Other Investment Company
(Cost $4,791,451)		4,791,451

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 22.6% of net assets

U.S. Government Agency Securities 12.4%
Federal Home Loan Bank
0.01%, 12/09/11 (d)	6,500,000	6,499,993
0.02%, 12/23/11 (d)	56,000,000	55,999,315
Freddie Mac
0.00%, 12/06/11 (d)	8,000,000	7,999,999

		70,499,307

U.S. Treasury Obligations 10.2%
U.S. Treasury Bills
0.01%, 12/15/11 (d)	8,000,000	7,999,982
0.02%, 12/22/11 (d)	30,000,000	29,999,720
0.00%, 02/09/12 (d)	20,500,000	20,499,631

		58,499,333

Total Short-Term Investments
(Cost $128,999,009)		128,998,640

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $729,091,530 and the unrealized appreciation and depreciation were $17,521,762 and ($145,184), respectively, with a net unrealized appreciation of $17,376,578.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	The rate shown is the purchase yield.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$612,678,017	$—	$612,678,017
Other Investment Company(a)	4,791,451	—	—	4,791,451
Short-Term Investments(a)	—	128,998,640	—	128,998,640

Total	$4,791,451	$741,676,657	$—	$746,468,108

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406018NOV11

 3

Schwab Investments
Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

98.3%	U.S. Government Securities	239,531,911	268,234,199
1.5%	Other Investment Company	4,184,691	4,184,691

99.8%	Total Investments	243,716,602	272,418,890
0.2%	Other Assets and Liabilities, Net		429,303

100.0%	Net Assets		272,848,193

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 98.3% of net assets

U.S. Treasury Obligations 98.3%
U.S. Treasury Inflation Protected Securities
0.63%, 04/15/13	5,581,628	5,678,413
1.88%, 07/15/13	7,288,152	7,635,505
2.00%, 01/15/14	8,963,378	9,541,785
1.25%, 04/15/14	6,003,368	6,320,406
2.00%, 07/15/14	8,304,909	8,997,871
1.63%, 01/15/15	7,485,534	8,119,484
0.50%, 04/15/15	8,270,589	8,691,893
1.88%, 07/15/15	7,231,742	8,021,593
2.00%, 01/15/16	7,715,858	8,661,050
0.13%, 04/15/16	12,025,845	12,585,768
2.50%, 07/15/16	7,077,609	8,229,914
2.38%, 01/15/17	6,187,610	7,225,025
2.63%, 07/15/17	5,254,416	6,288,065
1.63%, 01/15/18	6,172,929	7,039,053
1.38%, 07/15/18	5,470,972	6,193,304
2.13%, 01/15/19	5,177,928	6,140,712
1.88%, 07/15/19	5,844,135	6,859,553
1.38%, 01/15/20	7,029,372	7,968,426
1.25%, 07/15/20	10,819,328	12,163,305
1.13%, 01/15/21	13,586,534	15,074,667
0.63%, 07/15/21	13,488,942	14,332,001
2.38%, 01/15/25	9,869,602	12,471,130
2.00%, 01/15/26	7,544,373	9,217,111
2.38%, 01/15/27	5,737,602	7,364,729
1.75%, 01/15/28	5,631,444	6,732,222
3.63%, 04/15/28	6,873,377	10,180,090
2.50%, 01/15/29	5,494,944	7,283,383
3.88%, 04/15/29	8,349,545	12,939,206
3.38%, 04/15/32	2,300,724	3,521,189
2.13%, 02/15/40	4,513,624	6,029,209
2.13%, 02/15/41	7,977,259	10,728,137

Total U.S. Government Securities
(Cost $239,531,911)		268,234,199

	Number	Value
Security	of Shares	($)

Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,184,691	4,184,691

Total Other Investment Company
(Cost $4,184,691)		4,184,691

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $245,079,927 and the unrealized appreciation and depreciation were $27,338,963 and ($0), respectively, with a net unrealized appreciation of $27,338,963.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 1

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$268,234,199	$—	$268,234,199
Other Investment Company(a)	4,184,691	—	—	4,184,691

Total	$4,184,691	$268,234,199	$—	$272,418,890

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406019NOV11

2

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

92.4%		Fixed-Rate Obligations	456,787,109	475,687,493
10.6%		Variable-Rate Obligations	54,245,514	54,273,664

103.0%		Total Investments	511,032,623	529,961,157
(3	.0)%	Other Assets and Liabilities, Net		(15,282,850)

100.0%		Net Assets		514,678,307

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 92.4% of net assets

ALABAMA 0.7%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18		1,260,000	1,454,191
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(h)	1,725,000	1,910,593
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	250,000	284,087

					3,648,871

ARIZONA 2.9%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%	05/15/12		500,000	505,915
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	450,030
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/25	(b)(f)	3,000,000	3,074,220
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(f)	1,375,000	1,504,497
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	79,948
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18		85,000	92,611
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	656,230
Hospital RB Series 2009	5.00%	07/01/15		170,000	183,226
Hospital RB Series 2009	5.50%	07/01/16		350,000	385,389
Hospital RB Series 2009	6.00%	07/01/18		500,000	562,810
Hospital RB Series 2009	5.75%	07/01/19		350,000	385,581
Hospital RB Series 2011	5.00%	07/01/19		2,050,000	2,159,449
Hospital RB Series 2011	5.00%	07/01/20		3,150,000	3,281,355
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	620,394
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	4.00%	10/01/14		1,000,000	1,066,810

					15,008,465

ARKANSAS 0.1%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%	03/01/12		565,000	567,712

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

CALIFORNIA 18.0%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,081,776
California
GO Bonds	5.00%	09/01/20		2,500,000	2,867,250
GO Bonds	5.00%	06/01/32	(b)	1,380,000	1,401,155
GO Bonds	5.00%	11/01/32	(b)	1,240,000	1,260,212
GO Refunding Bonds	5.00%	10/01/21		1,000,000	1,145,200
GO Refunding Bonds	5.00%	10/01/41		4,000,000	3,981,280
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	868,785
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	828,345
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%	02/01/16	(a)(f)	2,475,000	2,605,581
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	420,191
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,850,000	1,997,945
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,055,000	2,245,642
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,110,000	2,288,232
California Municipal Finance Auth
RB (Southwestern Law School) Series 2011	6.50%	11/01/41		1,365,000	1,383,782
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(f)	2,000,000	2,216,860
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,251,440
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	2,130,000	2,216,798
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,890,025
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	2,010,000	2,145,876
Irvine Ranch Water District
Refunding COP Series 2010	5.00%	03/01/24	(b)	325,000	369,073
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(g)	7,695,000	1,171,949
GO Bonds Series 2006D	0.00%	08/01/39	(g)	6,500,000	836,225
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/16		1,935,000	2,093,728
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,698,791
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,525,000	1,531,475
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,131,144
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,100,000	1,176,120
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		1,000,000	1,125,710
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,137,633
Lease RB (Real Property) Series 2009E	5.13%	09/01/27		1,590,000	1,652,121
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,147,760
Ohlone Community College District
GO Bonds Series 2010A	5.00%	08/01/31	(b)	1,000,000	1,053,170
Palomar Pomerado Health
COP 2010	5.25%	11/01/21		810,000	829,634
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	860,000	985,895
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32		3,580,000	3,772,246
Roseville
Special Tax Refunding RB Series 2010	4.00%	09/01/16		1,000,000	1,037,560
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		2,500,000	2,537,975
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,265,000	2,350,753

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	653,180
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	456,240
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	282,880
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	460,793
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	319,722
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/14	(e)	1,680,000	1,734,886
GO Refunding Bonds Series 2012	3.00%	09/01/15	(e)	1,730,000	1,793,335
GO Refunding Bonds Series 2012	4.00%	09/01/18	(e)	1,885,000	2,038,288
GO Refunding Bonds Series 2012	5.00%	09/01/20	(e)	2,195,000	2,480,745
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%	08/01/29		5,180,000	5,212,323
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,564,147
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,192,670
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,277,702
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41		1,500,000	1,661,250

					92,863,498

COLORADO 0.3%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	606,204
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23	(f)	250,000	289,763
Denver
Refunding Wastewater COP (Roslyn Properties) Series 2010B	2.00%	12/01/11		700,000	700,000

					1,595,967

CONNECTICUT 2.1%
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,395,513
GO Refunding Bonds Series 2010B	4.00%	11/01/12		2,000,000	2,063,160
GO Refunding Bonds Series 2010B	4.00%	11/01/13		1,000,000	1,062,750
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	757,311
GO Refunding Bonds 2011	4.00%	08/01/17		1,505,000	1,698,679
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,791,389
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	569,125
GO Refunding Bonds 2011	4.00%	08/01/20	(b)	200,000	222,620
GO Refunding Bonds 2011	3.00%	08/01/21		630,000	643,419
GO Refunding Bonds 2011	3.13%	08/01/22		625,000	432,684

					10,636,650

DELAWARE 0.5%
Delaware Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	2,250,000	2,344,680

DISTRICT OF COLUMBIA 0.7%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	700,000	737,886
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,460,000	1,597,182
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	56,260
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	974,003

					3,365,331

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

FLORIDA 7.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	580,560
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/34	(b)(f)(h)	1,300,000	1,451,164
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/01/39	(b)	500,000	502,320
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,616,970
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,096,600
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%	07/01/12		585,000	592,974
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	4,000,000	4,366,600
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	306,714
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	234,568
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	556,080
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,160,875
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,235,641
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	824,832
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	315,747
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	469,344
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	670,856
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	601,434
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	338,043
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	611,032
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	2,000,472
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,250,000	2,712,510
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	85,886
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	899,621
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.25%	09/01/12		330,000	329,885
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		585,000	584,199
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.75%	09/01/14		575,000	569,520
Tampa
Health System RB (Catholic Health East) Series 2010	5.00%	11/15/15		1,310,000	1,441,065
Sales Tax Refunding RB Series 2010	5.00%	10/01/15		605,000	681,200
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	585,301
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	490,000	571,232
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,494,162
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	2,000,000	2,297,640
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	950,000	1,083,057

					36,868,104

GEORGIA 1.1%
Dawson Cnty SD
GO School Bonds Series 2010	2.00%	02/01/12		400,000	401,068
GO School Bonds Series 2010	3.00%	02/01/13	(f)	600,000	617,046
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		105,000	119,176
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39		300,000	308,820
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	903,499

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		500,000	557,275
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,139,031
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	265,220
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	105,436
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/22	(b)	55,000	60,109

					5,476,680

HAWAII 2.5%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,516,013
GO Bonds Series 2011DZ	5.00%	12/01/21	(e)	3,500,000	4,262,300
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/16		35,000	37,923
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/18		200,000	215,888
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/19		195,000	208,545
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)(e)	2,215,000	2,394,548
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	2,000,000	2,263,560
GO Bonds Series 2011A	5.25%	08/01/31	(b)	1,000,000	1,128,300

					13,027,077

IDAHO 1.0%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,965,000	2,155,075
GO Refunding Bonds Series 2011B	4.00%	08/15/21		1,885,000	2,114,951
GO Refunding Bonds Series 2011B	4.00%	08/15/22		1,000,000	1,116,090

					5,386,116

ILLINOIS 2.1%
Arlington Heights
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	714,926
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	203,468
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17		1,000,000	1,109,830
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18		1,200,000	1,337,940
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19		750,000	836,827
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%	01/01/25	(b)	475,000	526,989
Illinois
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,660,641
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	218,708
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	469,324
Illinois Finance Auth
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/12		350,000	352,209
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		2,000,000	2,051,480
Railsplitter Tobacco Settlement Auth
RB Series 2010	4.00%	06/01/13		50,000	51,871

					10,534,213

INDIANA 1.5%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,415,114
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,430,000	1,472,600
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,136,608
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,513,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/40	(b)	1,000,000	1,008,450

					7,545,772

IOWA 0.9%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,104,432
Iowa Finance Auth
Health Facilities RB (Iowa Health) Series 2005A	5.00%	02/15/12		975,000	981,883
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,036,410
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/13		1,500,000	1,602,225

					4,724,950

KANSAS 0.4%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	102,294
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	184,925
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	55,037
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	207,067
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009-IIIA	4.50%	11/15/12		340,000	350,567
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	950,689

					1,850,579

KENTUCKY 0.5%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,136,680
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,408,258

					2,544,938

LOUISIANA 0.5%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		2,610,000	2,666,376

MARYLAND 0.7%
Howard Cnty
Consolidated Public Improvement Refunding Bonds Series 2011B	4.00%	08/15/28	(b)	2,625,000	2,686,399
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16		80,000	80,051
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30		800,000	868,224

					3,634,674

MASSACHUSETTS 3.2%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285,000	300,926
GO Refunding Bonds	4.00%	07/01/14		60,000	64,910
GO Refunding Bonds	5.00%	07/01/16		250,000	292,263
GO Refunding Bonds	5.00%	07/01/17		245,000	292,118
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,486,714
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	594,412
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	348,784
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		70,000	70,868
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	338,052
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	716,352

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	964,886
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,069,610
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	940,109
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,071,840
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	839,477

					16,391,321

MICHIGAN 3.2%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002A	6.25%	04/15/27	(h)	1,000,000	1,021,640
Grand Rapids Sanitary Sewer System
Refunding RB Series 2010	5.00%	01/01/25		950,000	1,084,482
Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,413,934
Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,216,565
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,700,000	3,069,333
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,059,750
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,127,160
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4	1.35%	11/15/47	(b)	2,925,000	2,954,221
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,703,910
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19		1,000,000	1,002,640

					16,653,635

MINNESOTA 0.2%
Minneapolis & St. Paul HRA
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%	08/15/12		75,000	76,014
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%	08/15/12		300,000	304,854
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/12		250,000	250,855
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	242,779

					874,502

MISSISSIPPI 0.5%
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,490,000	2,652,423

MISSOURI 1.3%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,631,809
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/25	(b)(h)	1,260,000	1,309,127
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12		1,150,000	1,169,608
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	5.00%	12/01/15		1,000,000	1,102,340
St. Charles SD
GO Refunding Bonds (Missouri Direct Deposit Program) Series 2011	4.00%	03/01/17		1,400,000	1,573,432

					6,786,316

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	501,015

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEVADA 2.5%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%	07/01/12		2,000,000	2,049,140
Airport System RB Sr Series 2010D	5.00%	07/01/17		1,000,000	1,140,430
Airport System RB Sr Series 2010D	5.00%	07/01/18		1,750,000	2,010,172
Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15		1,115,000	1,222,475
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	383,438
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,188,184

					12,993,839

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	369,288
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		600,000	652,032
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,410,000	1,534,517

					2,555,837

NEW JERSEY 7.5%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	457,266
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	346,195
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	309,570
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	460,952
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,371,815
GO Refunding Bonds Series 2011	3.00%	01/15/14		2,110,000	2,163,088
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	232,258
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,098,210
Refunding RB Series 2011	4.00%	09/01/16		200,000	222,592
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,820,993
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18	(e)	1,250,000	1,340,462
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19	(e)	1,270,000	1,268,298
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20	(e)	1,000,000	1,052,410
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21	(e)	565,000	590,046
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%	09/15/14		2,935,000	3,097,041
Lease RB Series 2008	4.00%	12/15/15		415,000	460,555
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	442,556
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	241,614
Refunding RB (Open Space Trust Fund) Series 2011	3.00%	09/15/16		1,520,000	1,642,238
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		675,000	746,887
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	252,394
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	104,491
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500,000	525,015
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		150,000	157,310
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	145,066
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,040,161
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,861,475
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health) Series 1997A	6.00%	07/01/12	(f)(h)	2,000,000	2,065,120
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,465
Transportation System Bonds Series 2011A	5.13%	06/15/29		1,000,000	1,049,560
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)(e)	1,150,000	1,242,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Passaic Cnty
Refunding Bonds Series 2011	2.00%	05/01/12		1,210,000	1,216,014
Refunding Bonds Series 2011	5.00%	05/01/13		2,450,000	2,587,494
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,780,206
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	77,052
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	132,678

					38,612,547

NEW MEXICO 0.5%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,150,000	1,178,049
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	570,290
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	119,373
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	557,180
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,400

					2,436,292

NEW YORK 5.7%
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	412,301
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	143,076
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	364,547
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,066,030
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	2,887,575
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	174,322
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16	(b)(h)	60,000	62,160
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,343,140
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/18		900,000	1,080,387
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/20	(b)	700,000	837,186
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35		5,000,000	5,320,700
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	854,348
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/12		200,000	201,420
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		950,000	988,959
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	95,581
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,096,030
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,521,015
RB (Orange Regional Medical Center) Series 2008	5.50%	12/01/11		370,000	370,000
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,569,940
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		605,000	659,571
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,675,000	1,899,132
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	823,365
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	678,773
Triborough Bridge & Tunnel Auth
General Refunding RB (MTA Bridges & Tunnels) Series 2011	5.00%	01/01/26	(b)	785,000	887,050

					29,336,608

NORTH CAROLINA 1.2%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	1,990,332
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	1,000,000	1,182,490

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	952,854
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/17		1,190,000	1,231,971
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	120,520
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	597,707

					6,075,874

OHIO 2.1%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%	06/01/12		125,000	125,932
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	175,756
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	598,426
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	588,984
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,425,380
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/36	(h)	190,000	190,000
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/23	(b)	2,235,000	2,588,264
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24	(b)	1,400,000	1,601,866
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,251,767
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	1,000,000	1,029,700
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	420,360

					10,996,435

OKLAHOMA 0.2%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	945,000	1,074,834

OREGON 1.0%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	805,000	812,913
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		800,000	922,704
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	500,000	565,415
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,251,060
Portland
Interstate Corridor Urban Renewal & Redevelopment Bonds Series 2011B	5.00%	06/15/27	(b)	740,000	658,567

					5,210,659

PENNSYLVANIA 2.2%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	2,059,125
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	641,322
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,638,191
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	994,451
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	485,837
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,051,780
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,377,580
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,279,731

					11,528,017

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

PUERTO RICO 2.4%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	914,574
Puerto Rico Electric Power Auth
Power RB Series DDD	5.00%	07/01/19		1,555,000	1,712,195
Power RB Series LL	5.50%	07/01/19		2,240,000	2,540,474
Power RB Series ZZ	5.25%	07/01/23		1,900,000	2,038,073
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37		5,000,000	5,307,550

					12,512,866

SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		320,000	378,838
Refunding RB Series 2010B	5.00%	03/01/23		495,000	583,655
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/32	(b)(f)(h)	2,000,000	2,086,660

					3,049,153

SOUTH DAKOTA 1.0%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/12		220,000	222,627
RB Series 2011	3.00%	06/01/13		300,000	309,387
RB Series 2011	3.00%	06/01/15		620,000	649,772
RB Series 2011	3.00%	06/01/16		615,000	647,503
RB Series 2011	3.50%	06/01/19		240,000	257,316
RB Series 2011	4.00%	06/01/20	(b)	470,000	510,843
RB Series 2011	4.00%	06/01/21	(b)	905,000	970,314
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/16		335,000	374,909
RB (Sanford Health) Series 2009	5.00%	11/01/17		950,000	1,066,308

					5,008,979

TENNESSEE 0.7%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	73,232
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	1,007,730
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,431,000

					3,511,962

TEXAS 7.0%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	3,931,743
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,543,838
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,057,035
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19		695,000	794,204
Conroe ISD
Unlimited Tax Bonds Series 2011	5.00%	02/15/30	(a)(b)	2,005,000	2,202,573
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	10,000	10,025
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/12	(a)	250,000	251,473
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	260,245
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	400,000	467,488
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	353,808
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	250,000	261,632
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	346,739

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	118,011
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000,000	2,225,900
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,055,760
Houston Community College
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	578,155
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	589,320
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,188,690
Katy ISD
Refunding Bonds Series 2010A	4.00%	02/15/13	(a)	1,050,000	1,094,478
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	751,826
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	164,621
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	1,962,187
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	705,000	847,191
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	960,000	1,098,970
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	584,350
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	908,992
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	220,102
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,332,259
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	295,000	358,649
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	117,673
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	257,431
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		3,570,000	3,603,594
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	305,412
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,948,570
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,214,260

					36,007,204

UTAH 0.4%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,074,535
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	766,905
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	320,313

					2,161,753

VERMONT 0.9%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,500,000	4,850,415

VIRGINIA 1.7%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19		455,000	516,016
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	750,000	844,747
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	109,032
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	600,090

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Leesburg
GO Refunding Bonds Series 2009B	4.00%	02/01/12		200,000	201,194
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	61,811
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	502,085
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	273,503
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	341,380
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	775,000	817,361
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	95,238
GO Bonds Series 2009B	4.00%	07/15/14		2,395,000	2,593,929
Virginia
General RB (Univ Health Systems) Series 2011	5.00%	07/01/26	(b)(e)	590,000	631,672
General RB (Univ Health Systems) Series 2011	5.00%	07/01/27	(b)(e)	1,000,000	1,061,680
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20		175,000	182,448

					8,832,186

WASHINGTON 0.4%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,212,240
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		130,000	130,000
Washington
GO Bonds Series 1990A	6.75%	02/01/15		825,000	875,680

					2,217,920

WISCONSIN 1.7%
Kaukauna Area SD
GO Refunding Bonds	2.00%	03/01/12		1,100,000	1,103,322
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,025,810
GO Refunding Bonds	3.00%	03/01/14		495,000	519,225
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26	(b)	700,000	815,255
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	505,861
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,377,537
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	489,920
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	878,118
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	763,290
RB (Gundersen Lutheran) Series 2011A	5.00%	10/15/14		1,000,000	1,085,910

					8,564,248

Total Fixed-Rate Obligations
(Cost $456,787,109)					475,687,493

Variable-Rate Obligations 10.6% of net assets

CALIFORNIA 2.4%
California
GO Bonds Series 2004A1	0.08%	05/01/34	(a)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank
RB (Contemporary Jewish Museum) Series 2006	0.16%	12/01/36	(a)	980,000	980,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005	2.34%	08/01/26	(a)(c)	4,990,000	4,990,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.08%	08/01/30	(a)	160,000	160,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2008B	0.09%	12/01/37	(a)	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.08%	07/01/35	(a)	250,000	250,000

					12,380,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2011A	1.06%	05/15/18	(a)	5,275,000	5,287,449
GO Bonds Series 2011C	1.24%	05/15/19	(a)	5,000,000	5,013,350

					10,300,799

DISTRICT OF COLUMBIA 0.6%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.89%	12/01/17	(a)	3,240,000	3,240,000

ILLINOIS 1.0%
Chicago
GO Project & Refunding Bonds Series 2003B1	0.11%	01/01/34	(a)	3,350,000	3,350,000
Illinois Finance Auth
RB (Elmhurst Memorial Healthcare) Series 2008B	0.09%	01/01/48	(a)	2,000,000	2,000,000

					5,350,000

INDIANA 1.2%
Indiana Finance Auth
Refunding RB (Duke Energy Indiana) Series 2009A5	0.12%	10/01/40	(a)	6,000,000	6,000,000

MASSACHUSETTS 0.5%
Massachusetts
GO Refunding Bonds Series 2010A	0.52%	02/01/13	(b)	1,500,000	1,501,110
GO Refunding Bonds Series 2011A	0.80%	02/01/15		1,000,000	1,000,870

					2,501,980

NEW JERSEY 0.5%
New Jersey Health Care Facilities Financing Auth
RB (Virtua Health) Series 2009B	0.09%	07/01/43	(a)	2,500,000	2,500,000

OKLAHOMA 0.7%
Oklahoma Turnpike Auth
Turnpike System Refunding RB Second Sr Series 2006E	0.09%	01/01/28	(a)	3,500,000	3,500,000

PENNSYLVANIA 0.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.19%	05/15/38	(b)	1,500,000	1,500,885
Geisinger Auth
Health System RB (Geisinger Health) Series 2011B	0.05%	06/01/41	(a)	2,000,000	2,000,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2008C	0.14%	07/01/29	(a)	1,000,000	1,000,000

					4,500,885

TEXAS 0.8%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	0.07%	12/01/41		4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $54,245,514)					54,273,664

End of Investments.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

At 11/30/11, the tax basis cost of the fund’s investments was $511,025,106 and the unrealized appreciation and depreciation were $19,066,191 and ($130,140), respectively, with a net unrealized appreciation of $18,936,051.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,028,813 or 1.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $812,913 or 0.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$475,687,493	$—	$475,687,493
Variable-Rate Obligations(a)	—	54,273,664	—	54,273,664

Total	$—	$529,961,157	$—	$529,961,157

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406022NOV11

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

89.8%	Fixed-Rate Obligations	328,340,631	342,817,490
8.9%	Variable-Rate Obligations	34,145,000	34,171,430

98.7%	Total Investments	362,485,631	376,988,920
1.3%	Other Assets and Liabilities, Net		4,993,486

100.0%	Net Assets		381,982,406

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 89.8% of net assets

CALIFORNIA 88.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(d)	5,000,000	5,511,900
RB (Channing House) Series 2010	5.25%	05/15/20	(a)(d)	2,000,000	2,170,160
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(d)	875,000	961,520
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(d)	1,000,000	1,087,750
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)(d)	95,000	95,149
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(b)(d)	1,170,000	1,173,229
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(d)	415,000	423,167
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(d)	2,000,000	2,193,400
Lease Refunding RB Series 2008	4.50%	08/01/17		1,065,000	1,176,655
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(d)	100,000	111,227
California
Economic Recovery Bonds Series 2004A	5.00%	07/01/12		1,660,000	1,703,691
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(f)	165,000	177,637
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	294,800
GO Bonds	5.00%	09/01/18		3,000,000	3,454,350
GO Bonds	5.50%	04/01/19		1,000,000	1,180,490
GO Bonds	5.00%	11/01/19		3,000,000	3,458,190
GO Bonds	5.00%	02/01/21	(b)(f)	600,000	604,476
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,186,140
GO Bonds	5.00%	11/01/25		3,640,000	3,930,144
GO Bonds	5.25%	12/01/28	(b)(f)	525,000	585,359
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,669,815
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,171
GO Refunding Bonds	5.00%	10/01/17		2,000,000	2,292,620
GO Refunding Bonds	5.25%	10/01/32	(b)	5,000,000	5,234,050
GO Refunding Bonds	5.00%	10/01/41		3,000,000	2,985,960
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/16	(b)(f)	4,110,000	4,239,301
Power Supply RB Series 2002A	5.38%	05/01/17	(b)(f)	500,000	515,480
Power Supply RB Series 2002A	5.75%	05/01/17	(b)(d)(f)	3,000,000	3,097,440
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,780,128
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	842,325
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,343,660

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/12	(d)	315,000	315,860
RB (Pomona College) Series 2011	4.00%	01/01/13	(d)	320,000	332,243
RB (Pomona College) Series 2011	4.00%	01/01/14	(d)	395,000	421,852
RB (Pomona College) Series 2011	4.00%	01/01/15	(d)	280,000	305,438
RB (Pomona College) Series 2011	4.00%	01/01/16	(d)	400,000	444,380
RB (Pomona College) Series 2011	4.00%	01/01/17	(d)	200,000	225,478
RB (Univ of San Francisco) Series 2011	5.00%	10/01/16		1,200,000	1,353,480
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(d)	2,000,000	2,437,780
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17		1,230,000	1,350,589
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18		680,000	769,583
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21		500,000	565,860
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)	1,000,000	1,108,210
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(d)	100,000	102,143
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(d)	170,000	176,785
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	150,000	162,564
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340,000	373,493
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200,000	222,736
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175,000	198,690
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14		750,000	799,515
RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/28	(b)(d)	3,960,000	4,058,683
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)	1,500,000	1,621,680
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)	3,985,000	4,221,111
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(d)	3,285,000	3,708,371
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)	3,000,000	3,254,460
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(d)	1,705,000	1,757,258
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)	1,925,000	2,056,189
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	348,028
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	858,382
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	290,136
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	562,886
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21		850,000	884,332
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	828,432
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/25	(b)	200,000	220,992
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	438,220
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	300,000	326,511
California Pollution Control Financing Auth
Solid Waste Refunding RB (Republic Services) Series 2010B	0.70%	08/01/24	(b)	1,050,000	1,050,011
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29		400,000	442,324
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,042,580
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		455,000	484,780
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,068,080
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	1,000,000	1,101,590
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,116,940
Lease RB Series 2009I1	6.63%	11/01/34		2,750,000	3,048,182
California State Univ
Systemwide RB Series 2011A	5.00%	11/01/15		2,500,000	2,848,025
Systemwide RB Series 2011A	5.00%	11/01/16		1,250,000	1,454,862
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)(b)	3,790,000	3,984,882
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33		1,000,000	1,049,390
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	490,000	489,373
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	247,102
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	520,933
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	660,954
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	998,907
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	264,068
RB (Kaiser Permanente) Series 2002C	3.85%	11/01/29	(b)	550,000	559,422
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,290,000	4,664,217
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	112,355
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,415,272
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		5,130,000	5,339,047

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Sutter Health) Series 2011A	6.00%	08/15/42		1,000,000	1,088,850
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		630,000	660,398
Carlsbad USD
GO Bonds Series 2011C	0.00%	08/01/12	(e)	375,000	373,676
Carmichael Water District
Water Revenue Refunding COP Series 2010	5.00%	11/01/25	(b)	610,000	666,773
Water Revenue Refunding COP Series 2010	5.00%	11/01/26	(b)	820,000	889,208
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(f)	500,000	555,960
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	205,516
Revenue Refunding COP Series 2010	4.00%	10/01/17		235,000	249,267
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	122,957
Contra Costa Community College District
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,000,000	1,172,030
Cupertino Union School District
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	284,393
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	701,022
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	372,086
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	145,504
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%	07/01/12		880,000	903,188
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,890,025
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	959,649
Fresno
Water System RB Series 2010A1	5.50%	06/01/21	(b)	2,000,000	2,357,480
Water System RB Series 2010A1	5.50%	06/01/22	(b)	2,000,000	2,328,580
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)	5,630,000	6,010,588
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,024,036
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25		500,000	523,205
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30		1,000,000	1,035,080
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	772,103
Lease Refunding RB Series 2011A	5.00%	09/01/14		1,000,000	1,105,210
Imperial Irrigation District
Electric System Refunding RB Series 2011C	3.00%	11/01/12		350,000	357,543
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	222,182
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	413,428
Electric System Refunding RB Series 2011C	5.00%	11/01/17		675,000	788,076
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	498,763
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/15		1,520,000	1,636,447
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,583,983
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,335,134
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		400,000	442,208
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,629,931
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%	08/01/27		2,500,000	2,687,000
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,650,000	1,883,194
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(b)	1,340,000	1,414,611
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	490,626
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	2,250,000	2,595,532
Power System RB Series 2011A	4.00%	07/01/16		515,000	576,038
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,016,214
Water System RB Series 2011A	5.00%	07/01/19		250,000	300,895

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,150,250
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	189,501
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		1,795,000	1,938,367
Los Angeles USD
COP Series 2010B2	3.00%	12/01/11		750,000	750,000
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	561,680
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%	09/01/18	(b)	1,000,000	1,046,600
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		1,065,000	1,199,456
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	983,276
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	74,125
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	109,335
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	81,968
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	85,528
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	123,770
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	150,000	168,134
Menifee USD
GO Bonds Series A	5.50%	08/01/27	(b)	110,000	120,900
GO Bonds Series A	5.50%	08/01/29	(b)	180,000	196,288
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,221,640
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	546,645
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,053,675
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	456,968
RB Series 2011A	5.00%	08/01/20		400,000	430,516
RB Series 2011A	5.00%	08/01/21		650,000	693,017
RB Series 2011A	5.75%	08/01/40		750,000	774,615
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(f)	1,830,000	1,899,485
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,621,025
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		690,000	710,617
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40		1,000,000	1,057,610
Ohlone Community College District
GO Bonds Series 2010A	5.00%	08/01/31	(b)	1,000,000	1,053,170
GO Bonds Series 2010A	5.25%	08/01/41	(b)	1,000,000	1,050,950
Orange Cove Irrigation District
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,554,599
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,185,280
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28	(b)	1,170,000	1,232,572
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	150,064
GO Bonds Series 2009D	5.00%	08/01/22	(b)	300,000	341,418
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	221,002
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(f)	950,000	1,248,784
Port of Oakland
RB Series 2002M	5.25%	11/01/16	(b)(f)	3,600,000	3,762,720
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)(b)	90,000	95,421
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,225,388
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31		1,000,000	1,043,530

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		5,500,000	5,583,545
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33	(b)	665,000	741,355
San Diego Community College District
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,122,560
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,128,564
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	993,643
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	884,072
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,614
Lease RB Series 2009A	4.00%	02/01/16		415,000	451,740
Lease RB Series 2009A	4.00%	02/01/17		890,000	972,200
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	603,697
COP Series 2009A	5.00%	04/01/17		950,000	1,063,611
COP Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,631,022
GO Bonds (San Francisco General Hospital ) Series 2010A	5.00%	06/15/12		4,000,000	4,096,240
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,621,291
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	900,000	978,066
Second Series RB Series 2009E	5.50%	05/01/25	(b)	1,450,000	1,594,014
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	891,810
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35		4,500,000	4,723,200
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,898,012
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,868,297
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.13%	08/01/26		350,000	384,279
Tax Allocation RB Series 2011B	6.63%	08/01/41		1,650,000	1,805,578
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	680,418
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,229,314
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(a)(e)	500,000	190,755
GO Bonds Series 2008A	0.00%	08/01/30	(a)(e)	250,000	82,380
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		525,000	572,009
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	400,000	447,384
San Mateo UHSD
GO Bonds Series 2011A	0.00%	09/01/25	(e)	540,000	248,983
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	2.00%	09/01/13	(c)	1,635,000	1,647,998
GO Refunding Bonds Series 2012	4.00%	09/01/16	(c)	1,775,000	1,913,290
GO Refunding Bonds Series 2012	4.00%	09/01/17	(c)	1,840,000	1,993,511
GO Refunding Bonds Series 2012	4.00%	09/01/19	(c)	1,960,000	2,107,764
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,772,784
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	254,826
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		50,000	55,194
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	127,413
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	332,382
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	1,000,000	1,114,050
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%	08/01/23		250,000	256,358
GO Refunding Bonds Series 2005	5.00%	08/01/29		5,680,000	5,715,443
Santa Monica Community College District
GO Bonds Series 2009C	5.25%	08/01/22	(b)	260,000	307,146
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	2,195,000	2,357,913
Lease RB Series 2011A	5.00%	06/01/29	(b)	2,305,000	2,457,384
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,560,505

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,231,357
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	135,718
GO Bonds Series B	5.00%	08/01/18		200,000	239,970
GO Bonds Series B	5.00%	08/01/19		75,000	90,482
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		4,985,000	6,101,241
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22		600,000	663,456
Tustin USD
GO Bonds (District No. 2008-1) Series B	6.00%	08/01/36	(b)	1,500,000	1,692,075
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	5,130,000	5,637,973
General RB Series 2011AB	3.00%	05/15/18		1,020,000	1,079,476
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,277,702
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41		1,500,000	1,608,150
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,033,720
RB Series 2009A	4.50%	07/01/12		275,000	279,428
RB Series 2009A	4.50%	07/01/13		250,000	259,663
RB Series 2009A	5.00%	07/01/14		300,000	320,037
RB Series 2009A	5.00%	07/01/15		300,000	323,871
RB Series 2009A	5.00%	07/01/16		75,000	81,530
RB Series 2009A	5.13%	07/01/17		200,000	219,394
RB Series 2009A	5.25%	07/01/18		250,000	274,558
RB Series 2009A	5.50%	07/01/19		300,000	333,903
RB Series 2009A	6.00%	07/01/29		1,000,000	1,063,000
West Kern Water District
Revenue COP Series 2011	2.00%	06/01/12		500,000	502,750
Revenue COP Series 2011	4.00%	06/01/18		800,000	849,760
Revenue COP Series 2011	4.00%	06/01/19		500,000	522,715
Revenue COP Series 2011	5.00%	06/01/20		500,000	552,735
Revenue COP Series 2011	5.00%	06/01/28	(b)	1,000,000	1,023,520
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22	(f)	2,000,000	2,071,200
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	752,780
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,270,562
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,220,437
William S. Hart UHSD
GO BAN 2009	5.00%	12/01/11		1,500,000	1,500,000
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	154,596
Water RB Series 2011	4.15%	03/01/19		180,000	194,956
Water RB Series 2011	4.45%	03/01/20		100,000	109,365
Water RB Series 2011	4.65%	03/01/21		115,000	126,885
Water RB Series 2011	6.00%	03/01/36		600,000	667,374

					336,228,461

PUERTO RICO 1.8%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(f)	925,000	992,229
Power RB Series ZZ	5.25%	07/01/18		5,000,000	5,596,800

					6,589,029

Total Fixed-Rate Obligations
(Cost $328,340,631)					342,817,490

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Variable-Rate Obligations 8.9% of net assets

CALIFORNIA 8.9%
California
Economic Recovery Bonds Series 2004C1	0.09%	07/01/23	(a)	1,520,000	1,520,000
Economic Recovery Bonds Series 2004C2	0.09%	07/01/23	(a)	2,000,000	2,000,000
Economic Recovery Bonds Series 2004C5	0.09%	07/01/23	(a)	1,200,000	1,200,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.94%	10/01/15		4,405,000	4,431,430
California Infrastructure & Economic Development Bank
RB (PG&E) Series 2009D	0.05%	12/01/16	(a)	2,200,000	2,200,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008A	0.06%	08/15/36	(a)	1,000,000	1,000,000
RB (Rady Children’s Hospital) Series 2008B	0.06%	08/15/47	(a)	4,000,000	4,000,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005	2.34%	08/01/26	(a)(g)	5,020,000	5,020,000
Norwalk-La Mirada USD
GO Bonds Series 2003A	0.80%	08/01/27	(a)(g)	1,000,000	1,000,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2008D	0.08%	12/01/39	(a)	4,800,000	4,800,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.08%	07/01/35	(a)	7,000,000	7,000,000

Total Variable-Rate Obligations
(Cost $34,145,000)					34,171,430

End of Investments.

At 11/30/11, the tax basis cost of the fund’s investments was $362,482,977 and the unrealized appreciation and depreciation were $14,646,195 and ($140,252), respectively, with a net unrealized appreciation of $14,505,943.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Delayed-delivery security.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero Coupon Bond.
(f)	Refunded bond.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,020,000 or 1.6% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$342,817,490	$—	$342,817,490
Variable-Rate Obligations(a)	—	34,171,430	—	34,171,430

Total	$—	$376,988,920	$—	$376,988,920

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Variable-Rate Obligations	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

Total	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG406024NOV11

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:	01/26/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	01/26/2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	01/26/2012